UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor New Insights Fund. It is expected that fund shareholders will be asked to vote on the new management contract at a shareholder meeting on or about June 20, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information will be contained in the proxy statement, which is expected to be available after April 23, 2007.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	4.67%	17.78%
Class T (incl. 3.50% sales charge)	7.02%	18.37%
Class B (incl. contingent deferred sales charge) B	5.23%	18.31%
Class C (incl. contingent deferred sales charge) C	9.28%	18.95%

A From July 31, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Class T on July 31, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

U.S. stock markets registered their fourth consecutive year of positive returns in 2006. Among the highlights were the performances of the Dow Jones Industrial AverageSM - a gauge of 30 mega-cap, blue-chip stocks - and the small-cap-oriented Russell 2000® Index, both of which reached new highs. The efforts of the Federal Reserve Board to contain inflation levels also dominated the investment headlines. In all, the Fed hiked short-term interest rates four times, but held rates steady after its June 29 increase, finally pausing after 17 rate hikes over a two-year period. A slowing residential housing market and moderating oil prices - the latter of which hit a record closing high of $77 per barrel in July before falling sharply - also held economic growth in check. For the year overall, the Standard & Poor's 500SM Index was up 15.79%, the Dow advanced 19.05%, the Russell 2000 Index gained 18.37% and the NASDAQ Composite® Index rose 10.39%.

Fidelity Advisor New Insights Fund's Class A, Class T, Class B and Class C shares returned 11.06%, 10.90%, 10.23% and 10.28%, respectively (excluding sales charges), trailing the S&P 500® Index for the 12 months ending December 31, 2006. The fund's growth bias was partially responsible for the shortfall versus the index, as value stocks outperformed growth stocks for the seventh consecutive year, with the remainder coming mostly from unfavorable stock and sector selection. Several of the fund's health care and energy picks performed poorly, among them biotechnology giant Genentech, health services provider Aetna and Canadian natural gas producer EnCana. Underweighting integrated oil firm Exxon Mobil also detracted. Underweighting robust segments of the financial services sector, such as securities brokers, together with an overweighting in lackluster parts of the information technology sector, such as semiconductors, hurt as well. Internet portal Yahoo was the biggest detractor, and I eliminated the position. A 10% average weighting in cash also detracted. Good stock selection in the materials and consumer staples sectors was beneficial to overall performance, with notable contributions from such stocks as Hansen Natural, a maker of all-natural beverages and energy drinks, which I sold to lock in profits, and Glamis Gold, a strong-producing mining company that was acquired during the period. America Movil, a Latin American wireless provider, also contributed.

Note to shareholders: The fund closed to most new accounts at the close of business on April 28, 2006.

´The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Class A
Actual	$ 1,000.00	$ 1,069.50	$ 5.79
HypotheticalA	$ 1,000.00	$ 1,019.61	$ 5.65
Class T
Actual	$ 1,000.00	$ 1,069.00	$ 6.83
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.67
Class B
Actual	$ 1,000.00	$ 1,065.80	$ 9.95
HypotheticalA	$ 1,000.00	$ 1,015.58	$ 9.70
Class C
Actual	$ 1,000.00	$ 1,065.70	$ 9.53
HypotheticalA	$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,071.30	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.31%
Class B	1.91%
Class C	1.83%
Institutional Class	.82%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.4	4.1
Hewlett-Packard Co.	3.2	2.3
Berkshire Hathaway, Inc. Class A	2.8	2.5
Genentech, Inc.	2.3	2.4
Procter & Gamble Co.	2.1	1.1
America Movil SA de CV Series L sponsored ADR	1.9	1.5
Apple Computer, Inc.	1.8	1.0
Roche Holding AG (participation certificate)	1.7	1.5
Wells Fargo & Co.	1.7	1.6
The Walt Disney Co.	1.5	1.1
	23.4
Top Five Market Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	17.7
Information Technology	19.2	19.9
Health Care	10.2	9.1
Consumer Discretionary	9.7	8.4
Industrials	7.5	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2006*		As of June 30, 2006**
	Stocks 92.6%		Stocks 92.0%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	24.2%	** Foreign investments	27.3%

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.0%
Johnson Controls, Inc.	22,700	$ 1,950
Automobiles - 0.8%
Honda Motor Co. Ltd.	143,200	5,662
Nissan Motor Co. Ltd.	59,400	715
Renault SA	31,900	3,832
Toyota Motor Corp.	699,500	46,975
		57,184
Distributors - 0.1%
Li & Fung Ltd.	2,739,200	8,522
Hotels, Restaurants & Leisure - 1.9%
Ambassadors Group, Inc.	14,538	441
Aristocrat Leisure Ltd.	508,300	6,380
California Pizza Kitchen, Inc. (a)	77,700	2,588
Carrols Restaurant Group, Inc.	54,800	777
Chipotle Mexican Grill, Inc.:
Class A (d)	197,700	11,269
Class B (a)	13,128	683
Las Vegas Sands Corp. (a)	331,000	29,618
Marriott International, Inc. Class A	143,800	6,862
McDonald's Corp.	247,127	10,955
MGM Mirage, Inc. (a)	27,500	1,577
Panera Bread Co. Class A (a)(d)	282,064	15,770
PokerTek, Inc. (a)(d)	200,000	1,656
Starbucks Corp. (a)	729,500	25,839
Tim Hortons, Inc.	862,300	24,972
Wynn Resorts Ltd.	37,100	3,482
		142,869
Household Durables - 0.7%
Cyrela Brazil Realty SA	10,000	95
Fourlis Holdings SA	527,400	11,182
Gafisa SA (a)	31,800	463
Garmin Ltd. (d)	497,900	27,713
Koninklijke Philips Electronics NV (NY Shares)	119,500	4,491
Matsushita Electric Industrial Co. Ltd.	26,100	524
Sharp Corp.	213,000	3,668
Snap-On, Inc.	97,100	4,626
Sony Corp. sponsored ADR	10,600	454
		53,216
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.2%
Gmarket, Inc. sponsored ADR	89,600	$ 2,147
Liberty Media Holding Corp. - Interactive Series A (a)	442,600	9,547
Priceline.com, Inc. (a)	87,600	3,820
VistaPrint Ltd. (a)	110,000	3,642
		19,156
Leisure Equipment & Products - 0.0%
Smith & Wesson Holding Corp. (a)(d)	177,600	1,836
Media - 2.8%
Comcast Corp. Class A (special)	243,900	10,215
EchoStar Communications Corp. Class A (a)	370,800	14,102
Focus Media Holding Ltd. ADR (a)	43,300	2,875
Grupo Televisa SA de CV (CPO) sponsored ADR	27,600	745
Liberty Media Holding Corp. - Capital Series A (a)	24,500	2,401
Live Nation, Inc. (a)	84,800	1,900
McGraw-Hill Companies, Inc.	329,100	22,385
News Corp. Class B	1,082,400	24,094
Omnicom Group, Inc.	74,500	7,788
Reuters Group PLC	338,700	2,954
The Walt Disney Co.	3,315,300	113,615
The Weinstein Co. III Holdings, LLC Class A-1 (a)(e)	2,267	2,267
Thomson Corp.	63,000	2,614
Time Warner, Inc.	256,000	5,576
		213,531
Multiline Retail - 0.8%
Federated Department Stores, Inc.	56,900	2,170
JCPenney Co., Inc.	50,700	3,922
Kohl's Corp. (a)	51,900	3,552
Marks & Spencer Group PLC	2,706,600	38,008
Nordstrom, Inc.	31,800	1,569
Saks, Inc.	136,200	2,427
Sears Holdings Corp. (a)	21,100	3,543
Target Corp.	52,800	3,012
		58,203
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	264,300	8,249
AnnTaylor Stores Corp. (a)	148,500	4,877
AutoZone, Inc. (a)	39,800	4,599
Bakers Footwear Group, Inc. (a)(d)	275,600	2,491
CarMax, Inc. (a)	123,900	6,645
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Circuit City Stores, Inc.	759,805	$ 14,421
Dick's Sporting Goods, Inc. (a)	46,300	2,268
Genesco, Inc.	24,900	929
Hennes & Mauritz AB (H&M) (B Shares)	15,400	778
Inditex SA	65,700	3,540
J. Crew Group, Inc.	360,900	13,913
Limited Brands, Inc.	379,700	10,989
Office Depot, Inc. (a)	575,800	21,978
Sherwin-Williams Co.	74,800	4,756
Staples, Inc.	258,300	6,897
TJX Companies, Inc.	1,178,500	33,611
		140,941
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	76,900	972
Coach, Inc. (a)	131,800	5,662
Crocs, Inc.	147,600	6,376
NIKE, Inc. Class B	70,500	6,982
Phillips-Van Heusen Corp.	83,000	4,164
Polo Ralph Lauren Corp. Class A	51,800	4,023
Under Armour, Inc. Class A (sub. vtg.) (a)	44,600	2,250
VF Corp.	47,900	3,932
		34,361
TOTAL CONSUMER DISCRETIONARY		731,769
CONSUMER STAPLES - 7.2%
Beverages - 2.9%
Anheuser-Busch Companies, Inc.	140,300	6,903
Boston Beer Co., Inc. Class A (a)	38,900	1,400
C&C Group PLC	283,700	5,038
Diageo PLC sponsored ADR	466,500	36,998
Grupo Modelo SA de CV Series C	147,200	817
InBev SA	20,000	1,319
Jones Soda Co. (a)(d)	310,890	3,824
PepsiCo, Inc.	1,495,200	93,525
The Coca-Cola Co.	1,356,200	65,437
		215,261
Food & Staples Retailing - 0.5%
Koninklijke Ahold NV sponsored ADR (a)	381,900	4,041
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	126,700	$ 2,923
Safeway, Inc.	173,100	5,982
Susser Holdings Corp.	160,232	2,884
Tesco PLC	2,409,100	19,086
Walgreen Co.	82,500	3,786
		38,702
Food Products - 1.0%
Bunge Ltd.	11,300	819
Campbell Soup Co.	98,200	3,819
General Mills, Inc.	64,800	3,732
Groupe Danone	182,000	27,584
Kellogg Co.	289,300	14,482
Nestle SA (Reg.)	48,163	17,109
Ralcorp Holdings, Inc. (a)	41,400	2,107
TreeHouse Foods, Inc. (a)	286,500	8,939
		78,591
Household Products - 2.7%
Colgate-Palmolive Co.	694,900	45,335
Procter & Gamble Co.	2,429,567	156,148
		201,483
Personal Products - 0.1%
Bare Escentuals, Inc.	90,683	2,818
Herbalife Ltd. (a)	154,300	6,197
		9,015
TOTAL CONSUMER STAPLES		543,052
ENERGY - 7.0%
Energy Equipment & Services - 1.4%
Schlumberger Ltd. (NY Shares)	1,446,600	91,367
Smith International, Inc.	261,744	10,750
		102,117
Oil, Gas & Consumable Fuels - 5.6%
BG Group PLC sponsored ADR	97,000	6,639
BP PLC sponsored ADR	25,900	1,738
Canadian Oil Sands Trust unit	554,700	15,514
Chesapeake Energy Corp.	85,800	2,492
Chevron Corp.	5,900	434
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
China Coal Energy Co. Ltd. (H Shares)	627,000	$ 407
ConocoPhillips	21,200	1,525
EnCana Corp.	2,170,900	99,906
EOG Resources, Inc.	86,500	5,402
Exxon Mobil Corp.	1,475,000	113,029
Imperial Oil Ltd.	150,100	5,526
Murphy Oil Corp.	404,200	20,554
Newfield Exploration Co. (a)	32,300	1,484
Noble Energy, Inc.	439,700	21,576
Occidental Petroleum Corp.	66,400	3,242
PetroChina Co. Ltd. sponsored ADR (d)	350,000	49,273
Petroleo Brasileiro SA Petrobras sponsored ADR	7,800	803
Petroplus Holdings AG	245,250	14,889
Repsol YPF SA sponsored ADR	21,200	731
Sibir Energy PLC (a)	95,000	800
Valero Energy Corp.	996,934	51,003
W&T Offshore, Inc.	45,400	1,395
XTO Energy, Inc.	149,000	7,010
		425,372
TOTAL ENERGY		527,489
FINANCIALS - 20.9%
Capital Markets - 1.5%
Bank of New York Co., Inc.	38,700	1,524
Charles Schwab Corp.	1,298,400	25,111
Franklin Resources, Inc.	47,700	5,255
Goldman Sachs Group, Inc.	257,000	51,233
Lazard Ltd. Class A	59,800	2,831
Mellon Financial Corp.	296,900	12,514
Morgan Stanley	100,300	8,167
SEI Investments Co.	122,000	7,266
State Street Corp.	11,500	776
		114,677
Commercial Banks - 5.1%
Allied Irish Banks PLC	1,021,700	31,049
Anglo Irish Bank Corp. PLC	1,805,800	37,453
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	374,700	9,015
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	150,300	5,433
Banco Santander Central Hispano SA sponsored ADR	868,700	16,210
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of Ireland	850,500	$ 19,650
Bank of the Ozarks, Inc.	39,100	1,293
BOK Financial Corp.	28,600	1,572
Center Financial Corp., California	50,000	1,199
Compass Bancshares, Inc.	149,800	8,936
Credicorp Ltd. (NY Shares)	38,300	1,568
HDFC Bank Ltd. sponsored ADR	34,700	2,619
HSBC Holdings PLC sponsored ADR	162,400	14,884
M&T Bank Corp.	357,200	43,636
National Australia Bank Ltd.	181,600	5,784
PrivateBancorp, Inc.	120,000	4,996
Royal Bank of Scotland Group PLC	458,400	17,893
Shinhan Financial Group Co. Ltd.	48,530	2,479
Standard Chartered PLC (United Kingdom)	252,800	7,387
SunTrust Banks, Inc.	57,700	4,873
Toronto-Dominion Bank	82,800	4,951
U.S. Bancorp, Delaware	342,900	12,410
Uniao de Bancos Brasileiros SA (Unibanco) GDR	15,000	1,394
United Bankshares, Inc., West Virginia	22,000	850
Wachovia Corp.	78,982	4,498
Wells Fargo & Co.	3,554,100	126,384
		388,416
Consumer Finance - 1.4%
American Express Co.	1,279,200	77,609
SLM Corp.	484,400	23,624
		101,233
Diversified Financial Services - 2.9%
Bank of America Corp.	1,735,900	92,680
CBOT Holdings, Inc. Class A (a)	74,700	11,315
Chicago Mercantile Exchange Holdings, Inc. Class A	20,017	10,204
Citigroup, Inc.	847,200	47,189
IntercontinentalExchange, Inc. (a)	61,974	6,687
International Securities Exchange, Inc. Class A	43,000	2,012
JPMorgan Chase & Co.	767,500	37,070
Moody's Corp.	173,600	11,989
		219,146
Insurance - 9.5%
ACE Ltd.	13,000	787
Admiral Group PLC	854,600	18,395
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	1,010,200	$ 65,774
American International Group, Inc.	807,400	57,858
Assurant, Inc.	199,100	11,000
Axis Capital Holdings Ltd.	247,800	8,269
Berkshire Hathaway, Inc. Class A (a)	1,914	210,521
Everest Re Group Ltd.	138,165	13,555
Genworth Financial, Inc. Class A (non-vtg.)	89,700	3,069
Lincoln National Corp.	421,981	28,020
Loews Corp.	951,500	39,459
Markel Corp. (a)	12,400	5,953
MetLife, Inc. (d)	1,544,500	91,141
MetLife, Inc. unit	406,600	12,434
OneBeacon Insurance Group Ltd.	77,600	2,173
PartnerRe Ltd.	38,100	2,706
ProAssurance Corp. (a)	5,000	250
Progressive Corp.	68,200	1,652
Prudential Financial, Inc.	767,300	65,880
Shin Kong Financial Holding Co. Ltd.	787,000	848
The Chubb Corp.	1,026,500	54,312
The St. Paul Travelers Companies, Inc.	79,900	4,290
W.R. Berkley Corp.	310,261	10,707
White Mountains Insurance Group Ltd.	8,383	4,857
Willis Group Holdings Ltd.	37,500	1,489
Zenith National Insurance Corp.	61,500	2,885
		718,284
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	17,800	772
Cedar Shopping Centers, Inc.	12,200	194
Douglas Emmett, Inc.	136,200	3,622
Equity Office Properties Trust	72,000	3,468
Equity Residential (SBI)	64,300	3,263
iStar Financial, Inc.	100,000	4,782
Public Storage, Inc.	8,300	809
Vornado Realty Trust	59,200	7,193
		24,103
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	472,900	$ 15,700
Mitsui Fudosan Co. Ltd.	79,000	1,928
		17,628
TOTAL FINANCIALS		1,583,487
HEALTH CARE - 10.2%
Biotechnology - 4.1%
Actelion Ltd. (Reg.) (a)	22,785	5,010
Alexion Pharmaceuticals, Inc. (a)	173,805	7,020
Alnylam Pharmaceuticals, Inc. (a)	49,200	1,053
Amylin Pharmaceuticals, Inc. (a)	200,800	7,243
Arena Pharmaceuticals, Inc. (a)	316,200	4,082
Biogen Idec, Inc. (a)	63,800	3,138
Celgene Corp. (a)	476,800	27,430
Genentech, Inc. (a)	2,147,500	174,227
Genmab AS (a)	83,200	5,597
Gilead Sciences, Inc. (a)	791,100	51,366
Human Genome Sciences, Inc. (a)	59,800	744
MannKind Corp. (a)(d)	478,506	7,891
MannKind Corp. warrants 8/3/10 (a)(e)	29,881	234
Medarex, Inc. (a)	867,900	12,836
Omrix Biopharmaceuticals, Inc. (a)	70,600	2,136
Tanox, Inc. (a)	70,300	1,399
Vertex Pharmaceuticals, Inc. (a)	31,600	1,182
		312,588
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	37,100	4,147
Becton, Dickinson & Co.	30,400	2,133
C.R. Bard, Inc.	192,299	15,955
DENTSPLY International, Inc.	171,500	5,119
DJO, Inc. (a)	125,500	5,374
Gen-Probe, Inc. (a)	53,400	2,797
Immucor, Inc. (a)	57,600	1,684
Inverness Medical Innovations, Inc. (a)	62,800	2,430
IRIS International, Inc. (a)(d)	445,400	5,634
Kyphon, Inc. (a)	198,600	8,023
Mindray Medical International Ltd. sponsored ADR	42,000	1,005
Nobel Biocare Holding AG (Switzerland)	27,988	8,272
Northstar Neuroscience, Inc.	120,000	1,726
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	120,500	$ 2,784
ResMed, Inc. (a)	315,200	15,514
Sirona Dental Systems, Inc.	114,900	4,425
St. Jude Medical, Inc. (a)	32,100	1,174
Stryker Corp.	56,100	3,092
		91,288
Health Care Providers & Services - 0.3%
Healthspring, Inc.	16,600	338
HMS Holdings Corp. (a)	575,236	8,715
Humana, Inc. (a)	52,400	2,898
LHC Group, Inc. (a)	61,800	1,762
Nighthawk Radiology Holdings, Inc.	208,692	5,322
VCA Antech, Inc. (a)	25,100	808
Visicu, Inc.	9,700	109
		19,952
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	26,900	726
Cerner Corp. (a)	15,800	719
Emdeon Corp. (a)	330,900	4,100
IMS Health, Inc.	52,500	1,443
Vital Images, Inc. (a)	29,300	1,020
		8,008
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	141,300	5,555
Millipore Corp. (a)	3,500	233
PRA International (a)	160,000	4,043
Techne Corp. (a)	11,000	610
Waters Corp. (a)	30,300	1,484
		11,925
Pharmaceuticals - 4.4%
AstraZeneca PLC sponsored ADR	439,800	23,551
Johnson & Johnson	723,900	47,792
Merck & Co., Inc.	1,793,700	78,205
New River Pharmaceuticals, Inc. (a)	60,500	3,310
Novartis AG sponsored ADR	565,900	32,505
Roche Holding AG (participation certificate)	710,800	127,413
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	792,000	$ 18,723
Shire PLC	38,600	801
		332,300
TOTAL HEALTH CARE		776,061
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.0%
Heico Corp. Class A	400,000	13,032
Lockheed Martin Corp.	393,100	36,193
Precision Castparts Corp.	51,200	4,008
Raytheon Co.	44,000	2,323
The Boeing Co.	189,300	16,817
		72,373
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	881,272	36,035
Expeditors International of Washington, Inc.	14,100	571
United Parcel Service, Inc. Class B	12,500	937
		37,543
Airlines - 0.9%
AMR Corp. (a)	55,600	1,681
British Airways PLC (a)	426,200	4,401
Continental Airlines, Inc. Class B (a)	18,200	751
Copa Holdings SA Class A	92,400	4,302
JetBlue Airways Corp. (a)	133,400	1,894
Republic Airways Holdings, Inc. (a)	117,100	1,965
Ryanair Holdings PLC sponsored ADR (a)	530,813	43,261
Southwest Airlines Co.	485,000	7,430
TAM SA (PN) sponsored ADR (ltd. vtg.)	42,500	1,275
US Airways Group, Inc. (a)	77,400	4,168
		71,128
Commercial Services & Supplies - 0.7%
Aramark Corp. Class B	224,800	7,520
Brady Corp. Class A	91,500	3,411
Equifax, Inc.	79,700	3,236
Fuel Tech, Inc. (a)	88,300	2,176
Herman Miller, Inc.	88,600	3,221
Huron Consulting Group, Inc. (a)	400,000	18,136
Manpower, Inc.	59,200	4,436
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	17,200	$ 802
Robert Half International, Inc.	188,000	6,979
Seek Ltd.	1,000,000	4,642
Stericycle, Inc. (a)	10,400	785
Teletech Holdings, Inc. (a)	33,400	798
		56,142
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	188,100	15,338
Electrical Equipment - 1.3%
ABB Ltd. sponsored ADR	142,600	2,564
Cooper Industries Ltd. Class A	659,400	59,630
GrafTech International Ltd. (a)	500,000	3,460
Q-Cells AG (d)	357,700	16,089
SolarWorld AG (d)	201,600	12,669
Suntech Power Holdings Co. Ltd. sponsored ADR	56,600	1,925
		96,337
Industrial Conglomerates - 0.4%
3M Co.	117,700	9,172
General Electric Co.	481,100	17,902
		27,074
Machinery - 1.9%
AGCO Corp. (a)	24,800	767
Cummins, Inc.	29,700	3,510
Danaher Corp.	1,026,577	74,365
Dover Corp.	30,300	1,485
IDEX Corp.	273,600	12,971
ITT Corp.	40,700	2,313
PACCAR, Inc.	701,149	45,505
Pall Corp.	44,000	1,520
TurboChef Technologies, Inc. (a)	23,570	401
		142,837
Marine - 0.2%
American Commercial Lines, Inc. (a)	235,100	15,401
Road & Rail - 0.3%
Canadian National Railway Co.	487,200	20,921
Landstar System, Inc.	18,000	687
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Localiza Rent a Car SA	1,400	$ 42
Swift Transportation Co., Inc. (a)	150,000	3,941
		25,591
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	782,000	11,692
TOTAL INDUSTRIALS		571,456
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,365,200	37,311
F5 Networks, Inc. (a)	50,600	3,755
Nice Systems Ltd. sponsored ADR	551,000	16,960
Nokia Corp. sponsored ADR	816,700	16,595
QUALCOMM, Inc.	541,600	20,467
Research In Motion Ltd. (a)	37,600	4,805
Riverbed Technology, Inc. (d)	51,600	1,584
TomTom Group BV (a)(d)	66,900	2,890
		104,367
Computers & Peripherals - 5.8%
Apple Computer, Inc. (a)	1,638,600	139,019
EMC Corp. (a)	59,700	788
Hewlett-Packard Co.	5,931,700	244,327
NCR Corp. (a)	91,000	3,891
Network Appliance, Inc. (a)	947,860	37,232
Seagate Technology	59,600	1,579
Sun Microsystems, Inc. (a)	1,916,900	10,390
		437,226
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	22,500	784
Amphenol Corp. Class A	307,120	19,066
Daktronics, Inc.	24,800	914
Dolby Laboratories, Inc. Class A (a)	28,200	875
FLIR Systems, Inc. (a)	160,900	5,121
Hon Hai Precision Industry Co. Ltd. (Foxconn)	237,724	1,696
IPG Photonics Corp.	12,100	290
L-1 Identity Solutions, Inc.	44,462	673
Mettler-Toledo International, Inc. (a)	83,500	6,584
Motech Industries, Inc.	324,434	4,003
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	275,500	$ 7,505
Sunpower Corp. Class A (a)	5,500	204
Trimble Navigation Ltd. (a)	15,400	781
		48,496
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	808,700	42,958
Baidu.com, Inc. sponsored ADR (a)(d)	90,525	10,204
DealerTrack Holdings, Inc.	102,100	3,004
Google, Inc. Class A (sub. vtg.) (a)	722,003	332,467
		388,633
IT Services - 2.0%
Alliance Data Systems Corp. (a)	296,600	18,529
Cognizant Technology Solutions Corp. Class A (a)	512,100	39,514
First Data Corp.	224,900	5,739
Infosys Technologies Ltd. sponsored ADR	367,200	20,034
Isilon Systems, Inc.	42,800	1,181
Mastercard, Inc. Class A	243,600	23,992
Paychex, Inc.	133,900	5,294
SRA International, Inc. Class A (a)	201,561	5,390
The Western Union Co.	445,200	9,981
VeriFone Holdings, Inc. (a)	560,600	19,845
		149,499
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (NY Shares) (a)	793,300	19,539
Broadcom Corp. Class A (a)	321,400	10,384
Hittite Microwave Corp. (a)	102,800	3,322
Intel Corp.	419,200	8,489
Lam Research Corp. (a)	419,400	21,230
Marvell Technology Group Ltd. (a)	2,610,900	50,103
MathStar, Inc. (a)	10,000	43
NVIDIA Corp. (a)	82,500	3,053
O2Micro International Ltd. sponsored ADR (a)	3,000	26
Renewable Energy Corp. AS (d)	555,000	10,148
Samsung Electronics Co. Ltd.	59,731	39,371
		165,708
Software - 2.1%
Activision, Inc. (a)	331,800	5,720
Adobe Systems, Inc. (a)	907,506	37,317
Amdocs Ltd. (a)	65,300	2,530
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	79,100	$ 792
BEA Systems, Inc. (a)	342,122	4,304
BMC Software, Inc. (a)	382,400	12,313
Intuit, Inc. (a)	1,228,754	37,489
JDA Software Group, Inc. (a)	400,000	5,508
Nintendo Co. Ltd.	30,300	7,865
Opsware, Inc. (a)	698,787	6,163
Oracle Corp. (a)	1,262,500	21,639
Quality Systems, Inc.	400	15
Salesforce.com, Inc. (a)	113,500	4,137
SAP AG sponsored ADR	130,800	6,945
The9 Ltd. sponsored ADR (a)(d)	25,800	831
THQ, Inc. (a)	84,000	2,732
Utimaco Safeware AG	350,000	5,924
		162,224
TOTAL INFORMATION TECHNOLOGY		1,456,153
MATERIALS - 4.6%
Chemicals - 1.7%
Albemarle Corp.	11,800	847
Bayer AG	536,200	28,612
Ecolab, Inc.	698,700	31,581
Hercules, Inc. (a)	41,600	803
Lonza Group AG	8,756	756
Monsanto Co.	378,400	19,877
Praxair, Inc.	667,000	39,573
Rohm & Haas Co.	40,300	2,060
Wacker Chemie AG	9,300	1,210
		125,319
Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd.	214,400	8,843
Allegheny Technologies, Inc.	21,600	1,959
Anglo American PLC ADR	701,900	17,133
Aquarius Platinum Ltd. (Australia)	598,000	13,208
Bema Gold Corp. (a)	2,214,700	11,586
BHP Billiton Ltd. sponsored ADR	277,800	11,043
Eldorado Gold Corp. (a)	608,400	3,292
First Quantum Minerals Ltd.	29,800	1,604
Freeport-McMoRan Copper & Gold, Inc. Class B	11,900	663
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Gabriel Resources Ltd. (a)	497,000	$ 2,157
Goldcorp, Inc.	2,498,401	70,945
Impala Platinum Holdings Ltd.	33,600	882
Ivanhoe Mines Ltd. (a)	680,900	6,716
Lihir Gold Ltd. (a)	3,055,800	7,526
Meridian Gold, Inc. (a)	187,000	5,201
Mittal Steel Co. NV Class A (NY Shares)	56,000	2,362
Newmont Mining Corp.	560,600	25,311
Nucor Corp. (d)	201,900	11,036
Phelps Dodge Corp.	14,700	1,760
POSCO sponsored ADR (d)	102,400	8,465
Rio Tinto PLC (Reg.)	125,200	6,651
Shore Gold, Inc. (a)	56,300	297
Teck Cominco Ltd. Class B (sub. vtg.)	33,400	2,518
US Gold Corp. (a)	112,300	567
US Gold Corp. warrants 2/22/11 (a)(e)	56,150	111
		221,836
TOTAL MATERIALS		347,155
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,549,600	91,148
BellSouth Corp.	492,100	23,183
BT Group PLC sponsored ADR	40,700	2,438
Cbeyond, Inc. (a)	25,200	771
Qwest Communications International, Inc. (a)	2,418,300	20,241
Telefonica SA sponsored ADR	12,600	803
Telenor ASA sponsored ADR	118,700	6,698
		145,282
Wireless Telecommunication Services - 3.2%
America Movil SA de CV Series L sponsored ADR	3,197,800	144,605
American Tower Corp. Class A (a)	106,927	3,986
Bharti Airtel Ltd. (a)	328,488	4,839
China Mobile (Hong Kong) Ltd. sponsored ADR	282,500	12,210
Hutchison Telecommunications International Ltd. sponsored ADR (a)(d)	142,100	5,445
Leap Wireless International, Inc. (a)	25,300	1,505
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	1,019,547	$ 65,700
Rogers Communications, Inc. Class B (non-vtg.)	137,000	4,077
		242,367
TOTAL TELECOMMUNICATION SERVICES		387,649
UTILITIES - 1.2%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (a)	16,400	753
Entergy Corp.	114,600	10,580
Exelon Corp.	241,500	14,946
FirstEnergy Corp.	158,300	9,545
		35,824
Gas Utilities - 0.1%
Energen Corp.	8,900	418
ONEOK, Inc.	18,800	811
Questar Corp.	8,700	723
Southern Union Co.	226,875	6,341
		8,293
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,037,086	22,857
Constellation Energy Group, Inc.	125,700	8,657
International Power PLC	984,100	7,358
Mirant Corp. (a)	25,300	799
NRG Energy, Inc.	13,800	773
TXU Corp.	37,000	2,006
		42,450
Multi-Utilities - 0.1%
PG&E Corp.	49,100	2,324
Sempra Energy	42,300	2,370
		4,694
TOTAL UTILITIES		91,261
TOTAL COMMON STOCKS (Cost $5,764,654)		7,015,532
Money Market Funds - 8.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.37% (b)	551,735,424	$ 551,735
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	112,505,791	112,506
TOTAL MONEY MARKET FUNDS (Cost $664,241)		664,241
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,428,895)		7,679,773
NET OTHER ASSETS - (1.4)%		(103,553)
NET ASSETS - 100%		$ 7,576,220
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,612,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
US Gold Corp. warrants 2/22/11	2/8/06	$ 28
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32,979
Fidelity Securities Lending Cash Central Fund	1,261
Total	$ 34,240
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ 7,130	$ 3,181	$ 3,730	$ -	$ -
Preferred Bank, Los Angeles California	-	23,347	25,448	98	-
Total	$ 7,130	$ 26,528	$ 29,178	$ 98	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.8%
Canada	3.6%
United Kingdom	3.0%
Switzerland	2.8%
Bermuda	2.1%
Mexico	1.9%
Ireland	1.8%
Netherlands Antilles	1.2%
Germany	1.0%
Others (individually less than 1%)	6.8%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $98,900,000 all of which will expire on December 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2006

Assets
Investment in securities, at value (including securities loaned of $108,847) - See accompanying schedule: Unaffiliated issuers (cost $5,764,654)	$ 7,015,532
Fidelity Central Funds (cost $664,241)	664,241
Total Investments (cost $6,428,895)		$ 7,679,773
Cash		38
Foreign currency held at value (cost $37)		37
Receivable for investments sold		14,834
Receivable for fund shares sold		6,055
Dividends receivable		8,219
Interest receivable		2,370
Prepaid expenses		34
Other receivables		338
Total assets		7,711,698

Liabilities
Payable for investments purchased	$ 5,056
Payable for fund shares redeemed	9,221
Distributions payable	149
Accrued management fee	3,571
Distribution fees payable	3,004
Other affiliated payables	1,504
Other payables and accrued expenses	467
Collateral on securities loaned, at value	112,506
Total liabilities		135,478

Net Assets		$ 7,576,220
Net Assets consist of:
Paid in capital		$ 6,439,536
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(114,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,250,863
Net Assets		$ 7,576,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,822,728 ÷ 99,202 shares)	$ 18.37

Maximum offering price per share (100/94.25 of $18.37)	$ 19.49
Class T: Net Asset Value and redemption price per share ($2,165,135 ÷ 118,390 shares)	$ 18.29

Maximum offering price per share (100/96.50 of $18.29)	$ 18.95
Class B: Net Asset Value and offering price per share ($452,313 ÷ 25,177 shares)A	$ 17.97

Class C: Net Asset Value and offering price per share ($1,595,620 ÷ 88,639 shares)A	$ 18.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,540,424 ÷ 83,175 shares)	$ 18.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2006

Investment Income
Dividends (including $98 earned from other affiliated issuers)		$ 63,342
Interest		105
Income from Fidelity Central Funds		34,240
Total income		97,687

Expenses
Management fee	$ 37,240
Transfer agent fees	15,326
Distribution fees	32,498
Accounting and security lending fees	1,236
Custodian fees and expenses	715
Independent trustees' compensation	23
Registration fees	911
Audit	82
Legal	113
Miscellaneous	421
Total expenses before reductions	88,565
Expense reductions	(840)	87,725
Net investment income (loss)		9,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $19)	(97,070)
Other affiliated issuers	(289)
Foreign currency transactions	37
Total net realized gain (loss)		(97,322)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $13)	700,041
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		700,051
Net gain (loss)		602,729
Net increase (decrease) in net assets resulting from operations		$ 612,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,962	$ (3,298)
Net realized gain (loss)	(97,322)	15,438
Change in net unrealized appreciation (depreciation)	700,051	426,567
Net increase (decrease) in net assets resulting from operations	612,691	438,707
Distributions to shareholders from net investment income	(10,473)	-
Distributions to shareholders from net realized gain	(24,707)	-
Total distributions	(35,180)	-
Share transactions - net increase (decrease)	2,743,651	2,787,029
Total increase (decrease) in net assets	3,321,162	3,225,736

Net Assets
Beginning of period	4,255,058	1,029,322
End of period (including accumulated net investment loss of $0 and accumulated net investment loss of $34, respectively)	$ 7,576,220	$ 4,255,058

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	1.78	2.64	2.24	1.87
Total from investment operations	1.84	2.66	2.21	1.83
Distributions from net investment income	(.03)	-	(.01)	(.03)
Distributions from net realized gain	(.08)	-	-	(.01)
Total distributions	(.12) J	-	(.01)	(.04)
Net asset value, end of period	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12%	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.12%	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.11%	1.13%	1.17%	1.28% A
Net investment income (loss)	.37%	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	1.77	2.62	2.25	1.86
Total from investment operations	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	(.01)	(.02)
Distributions from net realized gain	(.08)	-	-	(.01)
Total distributions	(.08) J	-	(.01)	(.03)
Net asset value, end of period	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%	1.38%	1.43%	1.62% A
Expenses net of fee waivers, if any	1.32%	1.38%	1.43%	1.62% A
Expenses net of all reductions	1.31%	1.34%	1.39%	1.51% A
Net investment income (loss)	.17%	(.08)%	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.74	2.60	2.23	1.85
Total from investment operations	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.98%	2.02%	2.19% A
Expenses net of fee waivers, if any	1.93%	1.98%	2.02%	2.19% A
Expenses net of all reductions	1.92%	1.94%	1.97%	2.08% A
Net investment income (loss)	(.44)%	(.68)%	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.74	2.60	2.23	1.85
Total from investment operations	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85%	1.89%	1.94%	2.14% A
Expenses net of fee waivers, if any	1.85%	1.89%	1.94%	2.14% A
Expenses net of all reductions	1.83%	1.85%	1.89%	2.03% A
Net investment income (loss)	(.35)%	(.59)%	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	1.79	2.66	2.26	1.86
Total from investment operations	1.91	2.73	2.27	1.84
Distributions from net investment income	(.09)	-	(.01)	(.04)
Distributions from net realized gain	(.08)	-	-	(.01)
Total distributions	(.17) I	-	(.01)	(.05)
Net asset value, end of period	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.83%	.84%	.86%	1.07% A
Expenses net of fee waivers, if any	.83%	.84%	.86%	1.07% A
Expenses net of all reductions	.82%	.79%	.82%	.96% A
Net investment income (loss)	.66%	.47%	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rate F	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,301,062
Unrealized depreciation	(60,144)
Net unrealized appreciation (depreciation)	1,240,918
Capital loss carryforward	(98,900)

Cost for federal income tax purposes	$ 6,438,855

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Ordinary Income	$ 20,374	$ -
Long-term Capital Gains	14,806	-
Total	$ 35,180	$ -

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

2. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,285,236 and $4,696,995, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about June 20, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,030	$ 171
Class T	.25%	.25%	9,698	348
Class B	.75%	.25%	4,307	3,230
Class C	.75%	.25%	14,463	7,797
			$ 32,498	$ 11,546

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,126
Class T	510
Class B*	615
Class C*	368
$ 3,619

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,136.26
Class T	3,991.21
Class B	1,357.31
Class C	3,346.23
Institutional Class	2,496.21
	$ 15,326

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,261.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $694 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 13
Class T	11
Institutional Class	9
$ 33

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Annual Report

8. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2006	2005
From net investment income
Class A	$ 3,373	$ -
Institutional Class	7,100	-
Total	$ 10,473	$ -
From net realized gain
Class A	$ 6,877	$ -
Class T	8,598	-
Class B	1,130	-
Class C	3,506	-
Institutional Class	4,596	-
Total	$ 24,707	$ -

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005	2006	2005
Class A
Shares sold	56,857	48,615	$ 987,944	$ 747,881
Reinvestment of distributions	510	-	9,102	-
Shares redeemed	(19,382)	(3,868)	(338,857)	(58,730)
Net increase (decrease)	37,985	44,747	$ 658,189	$ 689,151
Class T
Shares sold	49,748	65,661	$ 860,917	$ 990,175
Reinvestment of distributions	464	-	8,157	-
Shares redeemed	(15,864)	(4,899)	(273,911)	(73,812)
Net increase (decrease)	34,348	60,762	$ 595,163	$ 916,363
Class B
Shares sold	8,880	14,492	$ 151,398	$ 215,896
Reinvestment of distributions	56	-	941	-
Shares redeemed	(4,507)	(1,584)	(76,579)	(23,549)
Net increase (decrease)	4,429	12,908	$ 75,760	$ 192,347
Class C
Shares sold	36,136	46,847	$ 616,428	$ 703,988
Reinvestment of distributions	154	-	2,604	-
Shares redeemed	(9,125)	(3,110)	(154,499)	(46,058)
Net increase (decrease)	27,165	43,737	$ 464,533	$ 657,930
Institutional Class
Shares sold	68,189	22,374	$ 1,206,339	$ 349,673
Reinvestment of distributions	432	-	7,867	-
Shares redeemed	(15,120)	(1,206)	(264,200)	(18,435)
Net increase (decrease)	53,501	21,168	$ 950,006	$ 331,238

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor New Insights. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Advisor New Insights. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Advisor New Insights. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

William Danoff (46)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (58)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor New Insights. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor New Insights. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004- present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

Class A and Class T designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A and Class T designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	36,103,289,956.59	96.804
Withheld	1,191,885,645.88	3.196
TOTAL	37,295,175,602.47	100.000
Albert R. Gamper, Jr.
Affirmative	36,070,229,906.75	96.716
Withheld	1,224,945,695.72	3.284
TOTAL	37,295,175,602.47	100.000
Robert M. Gates
Affirmative	36,011,852,287.79	96.559
Withheld	1,283,323,314.68	3.441
TOTAL	37,295,175,602.47	100.000
George H. Heilmeier
Affirmative	36,031,257,888.05	96.611
Withheld	1,263,917,714.42	3.389
TOTAL	37,295,175,602.47	100.000
Edward C. Johnson 3d
Affirmative	35,897,506,999.21	96.252
Withheld	1,397,668,603.26	3.748
TOTAL	37,295,175,602.47	100.000
Stephen P. Jonas
Affirmative	36,076,190,846.51	96.732
Withheld	1,218,984,755.96	3.268
TOTAL	37,295,175,602.47	100.000
James H. KeyesB
Affirmative	35,985,517,760.49	96.488
Withheld	1,309,657,841.98	3.512
TOTAL	37,295,175,602.47	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	36,069,581,358.09	96.714
Withheld	1,225,594,244.38	3.286
TOTAL	37,295,175,602.47	100.000
Ned C. Lautenbach
Affirmative	36,077,093,527.84	96.734
Withheld	1,218,082,074.63	3.266
TOTAL	37,295,175,602.47	100.000
William O. McCoy
Affirmative	35,929,893,232.88	96.339
Withheld	1,365,282,369.59	3.661
TOTAL	37,295,175,602.47	100.000
Robert L. Reynolds
Affirmative	36,073,028,154.70	96.723
Withheld	1,222,147,447.77	3.277
TOTAL	37,295,175,602.47	100.000
Cornelia M. Small
Affirmative	36,079,203,905.14	96.740
Withheld	1,215,971,697.33	3.260
TOTAL	37,295,175,602.47	100.000
William S. Stavropoulos
Affirmative	36,013,506,452.04	96.563
Withheld	1,281,669,150.43	3.437
TOTAL	37,295,175,602.47	100.000
Kenneth L. Wolfe
Affirmative	36,038,923,182.04	96.632
Withheld	1,256,252,420.43	3.368
TOTAL	37,295,175,602.47	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Standard & Poor's 500SM Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-year period ended December 31, 2005, and had stated that the relative investment performance of the fund was higher than the Index for the one-year period, and the fund's one-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 5.9 basis points. As a result, the fund's hypothetical management fee would have been 5.9 basis points ($3.5 million) higher if the Amended Contract had been in effect during that period. The Board noted that the fund outperformed the Index over that period.

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the total returns of Class C and Institutional Class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch. The Board also reviewed the fund's relative investment performance against a customized peer group based on a combination of categories defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class ranked below its competitive median for 2005, and the total expenses of Class T ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-UANN-0207
1.796408.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

New Insights

Fund - Institutional Class

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor New Insights Fund. It is expected that fund shareholders will be asked to vote on the new management contract at a shareholder meeting on or about June 20, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information will be contained in the proxy statement, which is expected to be available after April 23, 2007.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Life of fundA
Institutional Class	11.40%	20.24%

A From July 31, 2003.

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Institutional Class on July 31, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

U.S. stock markets registered their fourth consecutive year of positive returns in 2006. Among the highlights were the performances of the Dow Jones Industrial AverageSM - a gauge of 30 mega-cap, blue-chip stocks - and the small-cap-oriented Russell 2000® Index, both of which reached new highs. The efforts of the Federal Reserve Board to contain inflation levels also dominated the investment headlines. In all, the Fed hiked short-term interest rates four times, but held rates steady after its June 29 increase, finally pausing after 17 rate hikes over a two-year period. A slowing residential housing market and moderating oil prices - the latter of which hit a record closing high of $77 per barrel in July before falling sharply - also held economic growth in check. For the year overall, the Standard & Poor's 500SM Index was up 15.79%, the Dow advanced 19.05%, the Russell 2000 Index gained 18.37% and the NASDAQ Composite® Index rose 10.39%.

Fidelity Advisor New Insights Fund's Institutional Class shares returned 11.40%, trailing the S&P 500® Index for the 12 months ending December 31, 2006. The fund's growth bias was partially responsible for the shortfall versus the index, as value stocks outperformed growth stocks for the seventh consecutive year, with the remainder coming mostly from unfavorable stock and sector selection. Several of the fund's health care and energy picks performed poorly, among them biotechnology giant Genentech, health services provider Aetna and Canadian natural gas producer EnCana. Underweighting integrated oil firm Exxon Mobil also detracted. Underweighting robust segments of the financial services sector, such as securities brokers, together with an overweighting in lackluster parts of the information technology sector, such as semiconductors, hurt as well. Internet portal Yahoo was the biggest detractor, and I eliminated the position. A 10% average weighting in cash also detracted. Good stock selection in the materials and consumer staples sectors was beneficial to overall performance, with notable contributions from such stocks as Hansen Natural, a maker of all-natural beverages and energy drinks, which I sold to lock in profits, and Glamis Gold, a strong-producing mining company that was acquired during the period. America Movil, a Latin American wireless provider, also contributed.

Note to shareholders: The fund closed to most new accounts at the close of business on April 28, 2006.

´The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Class A
Actual	$ 1,000.00	$ 1,069.50	$ 5.79
HypotheticalA	$ 1,000.00	$ 1,019.61	$ 5.65
Class T
Actual	$ 1,000.00	$ 1,069.00	$ 6.83
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.67
Class B
Actual	$ 1,000.00	$ 1,065.80	$ 9.95
HypotheticalA	$ 1,000.00	$ 1,015.58	$ 9.70
Class C
Actual	$ 1,000.00	$ 1,065.70	$ 9.53
HypotheticalA	$ 1,000.00	$ 1,015.98	$ 9.30
Institutional Class
Actual	$ 1,000.00	$ 1,071.30	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.31%
Class B	1.91%
Class C	1.83%
Institutional Class	.82%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.4	4.1
Hewlett-Packard Co.	3.2	2.3
Berkshire Hathaway, Inc. Class A	2.8	2.5
Genentech, Inc.	2.3	2.4
Procter & Gamble Co.	2.1	1.1
America Movil SA de CV Series L sponsored ADR	1.9	1.5
Apple Computer, Inc.	1.8	1.0
Roche Holding AG (participation certificate)	1.7	1.5
Wells Fargo & Co.	1.7	1.6
The Walt Disney Co.	1.5	1.1
	23.4
Top Five Market Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	17.7
Information Technology	19.2	19.9
Health Care	10.2	9.1
Consumer Discretionary	9.7	8.4
Industrials	7.5	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2006*		As of June 30, 2006**
	Stocks 92.6%		Stocks 92.0%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	24.2%	** Foreign investments	27.3%

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.0%
Johnson Controls, Inc.	22,700	$ 1,950
Automobiles - 0.8%
Honda Motor Co. Ltd.	143,200	5,662
Nissan Motor Co. Ltd.	59,400	715
Renault SA	31,900	3,832
Toyota Motor Corp.	699,500	46,975
		57,184
Distributors - 0.1%
Li & Fung Ltd.	2,739,200	8,522
Hotels, Restaurants & Leisure - 1.9%
Ambassadors Group, Inc.	14,538	441
Aristocrat Leisure Ltd.	508,300	6,380
California Pizza Kitchen, Inc. (a)	77,700	2,588
Carrols Restaurant Group, Inc.	54,800	777
Chipotle Mexican Grill, Inc.:
Class A (d)	197,700	11,269
Class B (a)	13,128	683
Las Vegas Sands Corp. (a)	331,000	29,618
Marriott International, Inc. Class A	143,800	6,862
McDonald's Corp.	247,127	10,955
MGM Mirage, Inc. (a)	27,500	1,577
Panera Bread Co. Class A (a)(d)	282,064	15,770
PokerTek, Inc. (a)(d)	200,000	1,656
Starbucks Corp. (a)	729,500	25,839
Tim Hortons, Inc.	862,300	24,972
Wynn Resorts Ltd.	37,100	3,482
		142,869
Household Durables - 0.7%
Cyrela Brazil Realty SA	10,000	95
Fourlis Holdings SA	527,400	11,182
Gafisa SA (a)	31,800	463
Garmin Ltd. (d)	497,900	27,713
Koninklijke Philips Electronics NV (NY Shares)	119,500	4,491
Matsushita Electric Industrial Co. Ltd.	26,100	524
Sharp Corp.	213,000	3,668
Snap-On, Inc.	97,100	4,626
Sony Corp. sponsored ADR	10,600	454
		53,216
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.2%
Gmarket, Inc. sponsored ADR	89,600	$ 2,147
Liberty Media Holding Corp. - Interactive Series A (a)	442,600	9,547
Priceline.com, Inc. (a)	87,600	3,820
VistaPrint Ltd. (a)	110,000	3,642
		19,156
Leisure Equipment & Products - 0.0%
Smith & Wesson Holding Corp. (a)(d)	177,600	1,836
Media - 2.8%
Comcast Corp. Class A (special)	243,900	10,215
EchoStar Communications Corp. Class A (a)	370,800	14,102
Focus Media Holding Ltd. ADR (a)	43,300	2,875
Grupo Televisa SA de CV (CPO) sponsored ADR	27,600	745
Liberty Media Holding Corp. - Capital Series A (a)	24,500	2,401
Live Nation, Inc. (a)	84,800	1,900
McGraw-Hill Companies, Inc.	329,100	22,385
News Corp. Class B	1,082,400	24,094
Omnicom Group, Inc.	74,500	7,788
Reuters Group PLC	338,700	2,954
The Walt Disney Co.	3,315,300	113,615
The Weinstein Co. III Holdings, LLC Class A-1 (a)(e)	2,267	2,267
Thomson Corp.	63,000	2,614
Time Warner, Inc.	256,000	5,576
		213,531
Multiline Retail - 0.8%
Federated Department Stores, Inc.	56,900	2,170
JCPenney Co., Inc.	50,700	3,922
Kohl's Corp. (a)	51,900	3,552
Marks & Spencer Group PLC	2,706,600	38,008
Nordstrom, Inc.	31,800	1,569
Saks, Inc.	136,200	2,427
Sears Holdings Corp. (a)	21,100	3,543
Target Corp.	52,800	3,012
		58,203
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	264,300	8,249
AnnTaylor Stores Corp. (a)	148,500	4,877
AutoZone, Inc. (a)	39,800	4,599
Bakers Footwear Group, Inc. (a)(d)	275,600	2,491
CarMax, Inc. (a)	123,900	6,645
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Circuit City Stores, Inc.	759,805	$ 14,421
Dick's Sporting Goods, Inc. (a)	46,300	2,268
Genesco, Inc.	24,900	929
Hennes & Mauritz AB (H&M) (B Shares)	15,400	778
Inditex SA	65,700	3,540
J. Crew Group, Inc.	360,900	13,913
Limited Brands, Inc.	379,700	10,989
Office Depot, Inc. (a)	575,800	21,978
Sherwin-Williams Co.	74,800	4,756
Staples, Inc.	258,300	6,897
TJX Companies, Inc.	1,178,500	33,611
		140,941
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	76,900	972
Coach, Inc. (a)	131,800	5,662
Crocs, Inc.	147,600	6,376
NIKE, Inc. Class B	70,500	6,982
Phillips-Van Heusen Corp.	83,000	4,164
Polo Ralph Lauren Corp. Class A	51,800	4,023
Under Armour, Inc. Class A (sub. vtg.) (a)	44,600	2,250
VF Corp.	47,900	3,932
		34,361
TOTAL CONSUMER DISCRETIONARY		731,769
CONSUMER STAPLES - 7.2%
Beverages - 2.9%
Anheuser-Busch Companies, Inc.	140,300	6,903
Boston Beer Co., Inc. Class A (a)	38,900	1,400
C&C Group PLC	283,700	5,038
Diageo PLC sponsored ADR	466,500	36,998
Grupo Modelo SA de CV Series C	147,200	817
InBev SA	20,000	1,319
Jones Soda Co. (a)(d)	310,890	3,824
PepsiCo, Inc.	1,495,200	93,525
The Coca-Cola Co.	1,356,200	65,437
		215,261
Food & Staples Retailing - 0.5%
Koninklijke Ahold NV sponsored ADR (a)	381,900	4,041
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	126,700	$ 2,923
Safeway, Inc.	173,100	5,982
Susser Holdings Corp.	160,232	2,884
Tesco PLC	2,409,100	19,086
Walgreen Co.	82,500	3,786
		38,702
Food Products - 1.0%
Bunge Ltd.	11,300	819
Campbell Soup Co.	98,200	3,819
General Mills, Inc.	64,800	3,732
Groupe Danone	182,000	27,584
Kellogg Co.	289,300	14,482
Nestle SA (Reg.)	48,163	17,109
Ralcorp Holdings, Inc. (a)	41,400	2,107
TreeHouse Foods, Inc. (a)	286,500	8,939
		78,591
Household Products - 2.7%
Colgate-Palmolive Co.	694,900	45,335
Procter & Gamble Co.	2,429,567	156,148
		201,483
Personal Products - 0.1%
Bare Escentuals, Inc.	90,683	2,818
Herbalife Ltd. (a)	154,300	6,197
		9,015
TOTAL CONSUMER STAPLES		543,052
ENERGY - 7.0%
Energy Equipment & Services - 1.4%
Schlumberger Ltd. (NY Shares)	1,446,600	91,367
Smith International, Inc.	261,744	10,750
		102,117
Oil, Gas & Consumable Fuels - 5.6%
BG Group PLC sponsored ADR	97,000	6,639
BP PLC sponsored ADR	25,900	1,738
Canadian Oil Sands Trust unit	554,700	15,514
Chesapeake Energy Corp.	85,800	2,492
Chevron Corp.	5,900	434
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
China Coal Energy Co. Ltd. (H Shares)	627,000	$ 407
ConocoPhillips	21,200	1,525
EnCana Corp.	2,170,900	99,906
EOG Resources, Inc.	86,500	5,402
Exxon Mobil Corp.	1,475,000	113,029
Imperial Oil Ltd.	150,100	5,526
Murphy Oil Corp.	404,200	20,554
Newfield Exploration Co. (a)	32,300	1,484
Noble Energy, Inc.	439,700	21,576
Occidental Petroleum Corp.	66,400	3,242
PetroChina Co. Ltd. sponsored ADR (d)	350,000	49,273
Petroleo Brasileiro SA Petrobras sponsored ADR	7,800	803
Petroplus Holdings AG	245,250	14,889
Repsol YPF SA sponsored ADR	21,200	731
Sibir Energy PLC (a)	95,000	800
Valero Energy Corp.	996,934	51,003
W&T Offshore, Inc.	45,400	1,395
XTO Energy, Inc.	149,000	7,010
		425,372
TOTAL ENERGY		527,489
FINANCIALS - 20.9%
Capital Markets - 1.5%
Bank of New York Co., Inc.	38,700	1,524
Charles Schwab Corp.	1,298,400	25,111
Franklin Resources, Inc.	47,700	5,255
Goldman Sachs Group, Inc.	257,000	51,233
Lazard Ltd. Class A	59,800	2,831
Mellon Financial Corp.	296,900	12,514
Morgan Stanley	100,300	8,167
SEI Investments Co.	122,000	7,266
State Street Corp.	11,500	776
		114,677
Commercial Banks - 5.1%
Allied Irish Banks PLC	1,021,700	31,049
Anglo Irish Bank Corp. PLC	1,805,800	37,453
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	374,700	9,015
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	150,300	5,433
Banco Santander Central Hispano SA sponsored ADR	868,700	16,210
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Bank of Ireland	850,500	$ 19,650
Bank of the Ozarks, Inc.	39,100	1,293
BOK Financial Corp.	28,600	1,572
Center Financial Corp., California	50,000	1,199
Compass Bancshares, Inc.	149,800	8,936
Credicorp Ltd. (NY Shares)	38,300	1,568
HDFC Bank Ltd. sponsored ADR	34,700	2,619
HSBC Holdings PLC sponsored ADR	162,400	14,884
M&T Bank Corp.	357,200	43,636
National Australia Bank Ltd.	181,600	5,784
PrivateBancorp, Inc.	120,000	4,996
Royal Bank of Scotland Group PLC	458,400	17,893
Shinhan Financial Group Co. Ltd.	48,530	2,479
Standard Chartered PLC (United Kingdom)	252,800	7,387
SunTrust Banks, Inc.	57,700	4,873
Toronto-Dominion Bank	82,800	4,951
U.S. Bancorp, Delaware	342,900	12,410
Uniao de Bancos Brasileiros SA (Unibanco) GDR	15,000	1,394
United Bankshares, Inc., West Virginia	22,000	850
Wachovia Corp.	78,982	4,498
Wells Fargo & Co.	3,554,100	126,384
		388,416
Consumer Finance - 1.4%
American Express Co.	1,279,200	77,609
SLM Corp.	484,400	23,624
		101,233
Diversified Financial Services - 2.9%
Bank of America Corp.	1,735,900	92,680
CBOT Holdings, Inc. Class A (a)	74,700	11,315
Chicago Mercantile Exchange Holdings, Inc. Class A	20,017	10,204
Citigroup, Inc.	847,200	47,189
IntercontinentalExchange, Inc. (a)	61,974	6,687
International Securities Exchange, Inc. Class A	43,000	2,012
JPMorgan Chase & Co.	767,500	37,070
Moody's Corp.	173,600	11,989
		219,146
Insurance - 9.5%
ACE Ltd.	13,000	787
Admiral Group PLC	854,600	18,395
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	1,010,200	$ 65,774
American International Group, Inc.	807,400	57,858
Assurant, Inc.	199,100	11,000
Axis Capital Holdings Ltd.	247,800	8,269
Berkshire Hathaway, Inc. Class A (a)	1,914	210,521
Everest Re Group Ltd.	138,165	13,555
Genworth Financial, Inc. Class A (non-vtg.)	89,700	3,069
Lincoln National Corp.	421,981	28,020
Loews Corp.	951,500	39,459
Markel Corp. (a)	12,400	5,953
MetLife, Inc. (d)	1,544,500	91,141
MetLife, Inc. unit	406,600	12,434
OneBeacon Insurance Group Ltd.	77,600	2,173
PartnerRe Ltd.	38,100	2,706
ProAssurance Corp. (a)	5,000	250
Progressive Corp.	68,200	1,652
Prudential Financial, Inc.	767,300	65,880
Shin Kong Financial Holding Co. Ltd.	787,000	848
The Chubb Corp.	1,026,500	54,312
The St. Paul Travelers Companies, Inc.	79,900	4,290
W.R. Berkley Corp.	310,261	10,707
White Mountains Insurance Group Ltd.	8,383	4,857
Willis Group Holdings Ltd.	37,500	1,489
Zenith National Insurance Corp.	61,500	2,885
		718,284
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	17,800	772
Cedar Shopping Centers, Inc.	12,200	194
Douglas Emmett, Inc.	136,200	3,622
Equity Office Properties Trust	72,000	3,468
Equity Residential (SBI)	64,300	3,263
iStar Financial, Inc.	100,000	4,782
Public Storage, Inc.	8,300	809
Vornado Realty Trust	59,200	7,193
		24,103
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	472,900	$ 15,700
Mitsui Fudosan Co. Ltd.	79,000	1,928
		17,628
TOTAL FINANCIALS		1,583,487
HEALTH CARE - 10.2%
Biotechnology - 4.1%
Actelion Ltd. (Reg.) (a)	22,785	5,010
Alexion Pharmaceuticals, Inc. (a)	173,805	7,020
Alnylam Pharmaceuticals, Inc. (a)	49,200	1,053
Amylin Pharmaceuticals, Inc. (a)	200,800	7,243
Arena Pharmaceuticals, Inc. (a)	316,200	4,082
Biogen Idec, Inc. (a)	63,800	3,138
Celgene Corp. (a)	476,800	27,430
Genentech, Inc. (a)	2,147,500	174,227
Genmab AS (a)	83,200	5,597
Gilead Sciences, Inc. (a)	791,100	51,366
Human Genome Sciences, Inc. (a)	59,800	744
MannKind Corp. (a)(d)	478,506	7,891
MannKind Corp. warrants 8/3/10 (a)(e)	29,881	234
Medarex, Inc. (a)	867,900	12,836
Omrix Biopharmaceuticals, Inc. (a)	70,600	2,136
Tanox, Inc. (a)	70,300	1,399
Vertex Pharmaceuticals, Inc. (a)	31,600	1,182
		312,588
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	37,100	4,147
Becton, Dickinson & Co.	30,400	2,133
C.R. Bard, Inc.	192,299	15,955
DENTSPLY International, Inc.	171,500	5,119
DJO, Inc. (a)	125,500	5,374
Gen-Probe, Inc. (a)	53,400	2,797
Immucor, Inc. (a)	57,600	1,684
Inverness Medical Innovations, Inc. (a)	62,800	2,430
IRIS International, Inc. (a)(d)	445,400	5,634
Kyphon, Inc. (a)	198,600	8,023
Mindray Medical International Ltd. sponsored ADR	42,000	1,005
Nobel Biocare Holding AG (Switzerland)	27,988	8,272
Northstar Neuroscience, Inc.	120,000	1,726
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)	120,500	$ 2,784
ResMed, Inc. (a)	315,200	15,514
Sirona Dental Systems, Inc.	114,900	4,425
St. Jude Medical, Inc. (a)	32,100	1,174
Stryker Corp.	56,100	3,092
		91,288
Health Care Providers & Services - 0.3%
Healthspring, Inc.	16,600	338
HMS Holdings Corp. (a)	575,236	8,715
Humana, Inc. (a)	52,400	2,898
LHC Group, Inc. (a)	61,800	1,762
Nighthawk Radiology Holdings, Inc.	208,692	5,322
VCA Antech, Inc. (a)	25,100	808
Visicu, Inc.	9,700	109
		19,952
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	26,900	726
Cerner Corp. (a)	15,800	719
Emdeon Corp. (a)	330,900	4,100
IMS Health, Inc.	52,500	1,443
Vital Images, Inc. (a)	29,300	1,020
		8,008
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	141,300	5,555
Millipore Corp. (a)	3,500	233
PRA International (a)	160,000	4,043
Techne Corp. (a)	11,000	610
Waters Corp. (a)	30,300	1,484
		11,925
Pharmaceuticals - 4.4%
AstraZeneca PLC sponsored ADR	439,800	23,551
Johnson & Johnson	723,900	47,792
Merck & Co., Inc.	1,793,700	78,205
New River Pharmaceuticals, Inc. (a)	60,500	3,310
Novartis AG sponsored ADR	565,900	32,505
Roche Holding AG (participation certificate)	710,800	127,413
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	792,000	$ 18,723
Shire PLC	38,600	801
		332,300
TOTAL HEALTH CARE		776,061
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.0%
Heico Corp. Class A	400,000	13,032
Lockheed Martin Corp.	393,100	36,193
Precision Castparts Corp.	51,200	4,008
Raytheon Co.	44,000	2,323
The Boeing Co.	189,300	16,817
		72,373
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	881,272	36,035
Expeditors International of Washington, Inc.	14,100	571
United Parcel Service, Inc. Class B	12,500	937
		37,543
Airlines - 0.9%
AMR Corp. (a)	55,600	1,681
British Airways PLC (a)	426,200	4,401
Continental Airlines, Inc. Class B (a)	18,200	751
Copa Holdings SA Class A	92,400	4,302
JetBlue Airways Corp. (a)	133,400	1,894
Republic Airways Holdings, Inc. (a)	117,100	1,965
Ryanair Holdings PLC sponsored ADR (a)	530,813	43,261
Southwest Airlines Co.	485,000	7,430
TAM SA (PN) sponsored ADR (ltd. vtg.)	42,500	1,275
US Airways Group, Inc. (a)	77,400	4,168
		71,128
Commercial Services & Supplies - 0.7%
Aramark Corp. Class B	224,800	7,520
Brady Corp. Class A	91,500	3,411
Equifax, Inc.	79,700	3,236
Fuel Tech, Inc. (a)	88,300	2,176
Herman Miller, Inc.	88,600	3,221
Huron Consulting Group, Inc. (a)	400,000	18,136
Manpower, Inc.	59,200	4,436
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Monster Worldwide, Inc. (a)	17,200	$ 802
Robert Half International, Inc.	188,000	6,979
Seek Ltd.	1,000,000	4,642
Stericycle, Inc. (a)	10,400	785
Teletech Holdings, Inc. (a)	33,400	798
		56,142
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	188,100	15,338
Electrical Equipment - 1.3%
ABB Ltd. sponsored ADR	142,600	2,564
Cooper Industries Ltd. Class A	659,400	59,630
GrafTech International Ltd. (a)	500,000	3,460
Q-Cells AG (d)	357,700	16,089
SolarWorld AG (d)	201,600	12,669
Suntech Power Holdings Co. Ltd. sponsored ADR	56,600	1,925
		96,337
Industrial Conglomerates - 0.4%
3M Co.	117,700	9,172
General Electric Co.	481,100	17,902
		27,074
Machinery - 1.9%
AGCO Corp. (a)	24,800	767
Cummins, Inc.	29,700	3,510
Danaher Corp.	1,026,577	74,365
Dover Corp.	30,300	1,485
IDEX Corp.	273,600	12,971
ITT Corp.	40,700	2,313
PACCAR, Inc.	701,149	45,505
Pall Corp.	44,000	1,520
TurboChef Technologies, Inc. (a)	23,570	401
		142,837
Marine - 0.2%
American Commercial Lines, Inc. (a)	235,100	15,401
Road & Rail - 0.3%
Canadian National Railway Co.	487,200	20,921
Landstar System, Inc.	18,000	687
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Localiza Rent a Car SA	1,400	$ 42
Swift Transportation Co., Inc. (a)	150,000	3,941
		25,591
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	782,000	11,692
TOTAL INDUSTRIALS		571,456
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,365,200	37,311
F5 Networks, Inc. (a)	50,600	3,755
Nice Systems Ltd. sponsored ADR	551,000	16,960
Nokia Corp. sponsored ADR	816,700	16,595
QUALCOMM, Inc.	541,600	20,467
Research In Motion Ltd. (a)	37,600	4,805
Riverbed Technology, Inc. (d)	51,600	1,584
TomTom Group BV (a)(d)	66,900	2,890
		104,367
Computers & Peripherals - 5.8%
Apple Computer, Inc. (a)	1,638,600	139,019
EMC Corp. (a)	59,700	788
Hewlett-Packard Co.	5,931,700	244,327
NCR Corp. (a)	91,000	3,891
Network Appliance, Inc. (a)	947,860	37,232
Seagate Technology	59,600	1,579
Sun Microsystems, Inc. (a)	1,916,900	10,390
		437,226
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	22,500	784
Amphenol Corp. Class A	307,120	19,066
Daktronics, Inc.	24,800	914
Dolby Laboratories, Inc. Class A (a)	28,200	875
FLIR Systems, Inc. (a)	160,900	5,121
Hon Hai Precision Industry Co. Ltd. (Foxconn)	237,724	1,696
IPG Photonics Corp.	12,100	290
L-1 Identity Solutions, Inc.	44,462	673
Mettler-Toledo International, Inc. (a)	83,500	6,584
Motech Industries, Inc.	324,434	4,003
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	275,500	$ 7,505
Sunpower Corp. Class A (a)	5,500	204
Trimble Navigation Ltd. (a)	15,400	781
		48,496
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	808,700	42,958
Baidu.com, Inc. sponsored ADR (a)(d)	90,525	10,204
DealerTrack Holdings, Inc.	102,100	3,004
Google, Inc. Class A (sub. vtg.) (a)	722,003	332,467
		388,633
IT Services - 2.0%
Alliance Data Systems Corp. (a)	296,600	18,529
Cognizant Technology Solutions Corp. Class A (a)	512,100	39,514
First Data Corp.	224,900	5,739
Infosys Technologies Ltd. sponsored ADR	367,200	20,034
Isilon Systems, Inc.	42,800	1,181
Mastercard, Inc. Class A	243,600	23,992
Paychex, Inc.	133,900	5,294
SRA International, Inc. Class A (a)	201,561	5,390
The Western Union Co.	445,200	9,981
VeriFone Holdings, Inc. (a)	560,600	19,845
		149,499
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (NY Shares) (a)	793,300	19,539
Broadcom Corp. Class A (a)	321,400	10,384
Hittite Microwave Corp. (a)	102,800	3,322
Intel Corp.	419,200	8,489
Lam Research Corp. (a)	419,400	21,230
Marvell Technology Group Ltd. (a)	2,610,900	50,103
MathStar, Inc. (a)	10,000	43
NVIDIA Corp. (a)	82,500	3,053
O2Micro International Ltd. sponsored ADR (a)	3,000	26
Renewable Energy Corp. AS (d)	555,000	10,148
Samsung Electronics Co. Ltd.	59,731	39,371
		165,708
Software - 2.1%
Activision, Inc. (a)	331,800	5,720
Adobe Systems, Inc. (a)	907,506	37,317
Amdocs Ltd. (a)	65,300	2,530
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	79,100	$ 792
BEA Systems, Inc. (a)	342,122	4,304
BMC Software, Inc. (a)	382,400	12,313
Intuit, Inc. (a)	1,228,754	37,489
JDA Software Group, Inc. (a)	400,000	5,508
Nintendo Co. Ltd.	30,300	7,865
Opsware, Inc. (a)	698,787	6,163
Oracle Corp. (a)	1,262,500	21,639
Quality Systems, Inc.	400	15
Salesforce.com, Inc. (a)	113,500	4,137
SAP AG sponsored ADR	130,800	6,945
The9 Ltd. sponsored ADR (a)(d)	25,800	831
THQ, Inc. (a)	84,000	2,732
Utimaco Safeware AG	350,000	5,924
		162,224
TOTAL INFORMATION TECHNOLOGY		1,456,153
MATERIALS - 4.6%
Chemicals - 1.7%
Albemarle Corp.	11,800	847
Bayer AG	536,200	28,612
Ecolab, Inc.	698,700	31,581
Hercules, Inc. (a)	41,600	803
Lonza Group AG	8,756	756
Monsanto Co.	378,400	19,877
Praxair, Inc.	667,000	39,573
Rohm & Haas Co.	40,300	2,060
Wacker Chemie AG	9,300	1,210
		125,319
Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd.	214,400	8,843
Allegheny Technologies, Inc.	21,600	1,959
Anglo American PLC ADR	701,900	17,133
Aquarius Platinum Ltd. (Australia)	598,000	13,208
Bema Gold Corp. (a)	2,214,700	11,586
BHP Billiton Ltd. sponsored ADR	277,800	11,043
Eldorado Gold Corp. (a)	608,400	3,292
First Quantum Minerals Ltd.	29,800	1,604
Freeport-McMoRan Copper & Gold, Inc. Class B	11,900	663
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Gabriel Resources Ltd. (a)	497,000	$ 2,157
Goldcorp, Inc.	2,498,401	70,945
Impala Platinum Holdings Ltd.	33,600	882
Ivanhoe Mines Ltd. (a)	680,900	6,716
Lihir Gold Ltd. (a)	3,055,800	7,526
Meridian Gold, Inc. (a)	187,000	5,201
Mittal Steel Co. NV Class A (NY Shares)	56,000	2,362
Newmont Mining Corp.	560,600	25,311
Nucor Corp. (d)	201,900	11,036
Phelps Dodge Corp.	14,700	1,760
POSCO sponsored ADR (d)	102,400	8,465
Rio Tinto PLC (Reg.)	125,200	6,651
Shore Gold, Inc. (a)	56,300	297
Teck Cominco Ltd. Class B (sub. vtg.)	33,400	2,518
US Gold Corp. (a)	112,300	567
US Gold Corp. warrants 2/22/11 (a)(e)	56,150	111
		221,836
TOTAL MATERIALS		347,155
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,549,600	91,148
BellSouth Corp.	492,100	23,183
BT Group PLC sponsored ADR	40,700	2,438
Cbeyond, Inc. (a)	25,200	771
Qwest Communications International, Inc. (a)	2,418,300	20,241
Telefonica SA sponsored ADR	12,600	803
Telenor ASA sponsored ADR	118,700	6,698
		145,282
Wireless Telecommunication Services - 3.2%
America Movil SA de CV Series L sponsored ADR	3,197,800	144,605
American Tower Corp. Class A (a)	106,927	3,986
Bharti Airtel Ltd. (a)	328,488	4,839
China Mobile (Hong Kong) Ltd. sponsored ADR	282,500	12,210
Hutchison Telecommunications International Ltd. sponsored ADR (a)(d)	142,100	5,445
Leap Wireless International, Inc. (a)	25,300	1,505
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	1,019,547	$ 65,700
Rogers Communications, Inc. Class B (non-vtg.)	137,000	4,077
		242,367
TOTAL TELECOMMUNICATION SERVICES		387,649
UTILITIES - 1.2%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (a)	16,400	753
Entergy Corp.	114,600	10,580
Exelon Corp.	241,500	14,946
FirstEnergy Corp.	158,300	9,545
		35,824
Gas Utilities - 0.1%
Energen Corp.	8,900	418
ONEOK, Inc.	18,800	811
Questar Corp.	8,700	723
Southern Union Co.	226,875	6,341
		8,293
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,037,086	22,857
Constellation Energy Group, Inc.	125,700	8,657
International Power PLC	984,100	7,358
Mirant Corp. (a)	25,300	799
NRG Energy, Inc.	13,800	773
TXU Corp.	37,000	2,006
		42,450
Multi-Utilities - 0.1%
PG&E Corp.	49,100	2,324
Sempra Energy	42,300	2,370
		4,694
TOTAL UTILITIES		91,261
TOTAL COMMON STOCKS (Cost $5,764,654)		7,015,532
Money Market Funds - 8.8%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.37% (b)	551,735,424	$ 551,735
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	112,505,791	112,506
TOTAL MONEY MARKET FUNDS (Cost $664,241)		664,241
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,428,895)		7,679,773
NET OTHER ASSETS - (1.4)%		(103,553)
NET ASSETS - 100%		$ 7,576,220
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,612,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
US Gold Corp. warrants 2/22/11	2/8/06	$ 28
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32,979
Fidelity Securities Lending Cash Central Fund	1,261
Total	$ 34,240
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ 7,130	$ 3,181	$ 3,730	$ -	$ -
Preferred Bank, Los Angeles California	-	23,347	25,448	98	-
Total	$ 7,130	$ 26,528	$ 29,178	$ 98	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.8%
Canada	3.6%
United Kingdom	3.0%
Switzerland	2.8%
Bermuda	2.1%
Mexico	1.9%
Ireland	1.8%
Netherlands Antilles	1.2%
Germany	1.0%
Others (individually less than 1%)	6.8%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $98,900,000 all of which will expire on December 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2006

Assets
Investment in securities, at value (including securities loaned of $108,847) - See accompanying schedule: Unaffiliated issuers (cost $5,764,654)	$ 7,015,532
Fidelity Central Funds (cost $664,241)	664,241
Total Investments (cost $6,428,895)		$ 7,679,773
Cash		38
Foreign currency held at value (cost $37)		37
Receivable for investments sold		14,834
Receivable for fund shares sold		6,055
Dividends receivable		8,219
Interest receivable		2,370
Prepaid expenses		34
Other receivables		338
Total assets		7,711,698

Liabilities
Payable for investments purchased	$ 5,056
Payable for fund shares redeemed	9,221
Distributions payable	149
Accrued management fee	3,571
Distribution fees payable	3,004
Other affiliated payables	1,504
Other payables and accrued expenses	467
Collateral on securities loaned, at value	112,506
Total liabilities		135,478

Net Assets		$ 7,576,220
Net Assets consist of:
Paid in capital		$ 6,439,536
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(114,179)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,250,863
Net Assets		$ 7,576,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,822,728 ÷ 99,202 shares)	$ 18.37

Maximum offering price per share (100/94.25 of $18.37)	$ 19.49
Class T: Net Asset Value and redemption price per share ($2,165,135 ÷ 118,390 shares)	$ 18.29

Maximum offering price per share (100/96.50 of $18.29)	$ 18.95
Class B: Net Asset Value and offering price per share ($452,313 ÷ 25,177 shares)A	$ 17.97

Class C: Net Asset Value and offering price per share ($1,595,620 ÷ 88,639 shares)A	$ 18.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,540,424 ÷ 83,175 shares)	$ 18.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2006

Investment Income
Dividends (including $98 earned from other affiliated issuers)		$ 63,342
Interest		105
Income from Fidelity Central Funds		34,240
Total income		97,687

Expenses
Management fee	$ 37,240
Transfer agent fees	15,326
Distribution fees	32,498
Accounting and security lending fees	1,236
Custodian fees and expenses	715
Independent trustees' compensation	23
Registration fees	911
Audit	82
Legal	113
Miscellaneous	421
Total expenses before reductions	88,565
Expense reductions	(840)	87,725
Net investment income (loss)		9,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $19)	(97,070)
Other affiliated issuers	(289)
Foreign currency transactions	37
Total net realized gain (loss)		(97,322)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $13)	700,041
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		700,051
Net gain (loss)		602,729
Net increase (decrease) in net assets resulting from operations		$ 612,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,962	$ (3,298)
Net realized gain (loss)	(97,322)	15,438
Change in net unrealized appreciation (depreciation)	700,051	426,567
Net increase (decrease) in net assets resulting from operations	612,691	438,707
Distributions to shareholders from net investment income	(10,473)	-
Distributions to shareholders from net realized gain	(24,707)	-
Total distributions	(35,180)	-
Share transactions - net increase (decrease)	2,743,651	2,787,029
Total increase (decrease) in net assets	3,321,162	3,225,736

Net Assets
Beginning of period	4,255,058	1,029,322
End of period (including accumulated net investment loss of $0 and accumulated net investment loss of $34, respectively)	$ 7,576,220	$ 4,255,058

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	1.78	2.64	2.24	1.87
Total from investment operations	1.84	2.66	2.21	1.83
Distributions from net investment income	(.03)	-	(.01)	(.03)
Distributions from net realized gain	(.08)	-	-	(.01)
Total distributions	(.12) J	-	(.01)	(.04)
Net asset value, end of period	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12%	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.12%	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.11%	1.13%	1.17%	1.28% A
Net investment income (loss)	.37%	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	1.77	2.62	2.25	1.86
Total from investment operations	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	(.01)	(.02)
Distributions from net realized gain	(.08)	-	-	(.01)
Total distributions	(.08) J	-	(.01)	(.03)
Net asset value, end of period	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%	1.38%	1.43%	1.62% A
Expenses net of fee waivers, if any	1.32%	1.38%	1.43%	1.62% A
Expenses net of all reductions	1.31%	1.34%	1.39%	1.51% A
Net investment income (loss)	.17%	(.08)%	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.74	2.60	2.23	1.85
Total from investment operations	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%	1.98%	2.02%	2.19% A
Expenses net of fee waivers, if any	1.93%	1.98%	2.02%	2.19% A
Expenses net of all reductions	1.92%	1.94%	1.97%	2.08% A
Net investment income (loss)	(.44)%	(.68)%	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.74	2.60	2.23	1.85
Total from investment operations	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.05)	-	-	(.01)
Total distributions	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.85%	1.89%	1.94%	2.14% A
Expenses net of fee waivers, if any	1.85%	1.89%	1.94%	2.14% A
Expenses net of all reductions	1.83%	1.85%	1.89%	2.03% A
Net investment income (loss)	(.35)%	(.59)%	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rate G	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	1.79	2.66	2.26	1.86
Total from investment operations	1.91	2.73	2.27	1.84
Distributions from net investment income	(.09)	-	(.01)	(.04)
Distributions from net realized gain	(.08)	-	-	(.01)
Total distributions	(.17) I	-	(.01)	(.05)
Net asset value, end of period	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.83%	.84%	.86%	1.07% A
Expenses net of fee waivers, if any	.83%	.84%	.86%	1.07% A
Expenses net of all reductions	.82%	.79%	.82%	.96% A
Net investment income (loss)	.66%	.47%	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rate F	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,301,062
Unrealized depreciation	(60,144)
Net unrealized appreciation (depreciation)	1,240,918
Capital loss carryforward	(98,900)

Cost for federal income tax purposes	$ 6,438,855

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Ordinary Income	$ 20,374	$ -
Long-term Capital Gains	14,806	-
Total	$ 35,180	$ -

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,285,236 and $4,696,995, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about June 20, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,030	$ 171
Class T	.25%	.25%	9,698	348
Class B	.75%	.25%	4,307	3,230
Class C	.75%	.25%	14,463	7,797
			$ 32,498	$ 11,546

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,126
Class T	510
Class B*	615
Class C*	368
$ 3,619

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,136.26
Class T	3,991.21
Class B	1,357.31
Class C	3,346.23
Institutional Class	2,496.21
	$ 15,326

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Annual Report

6. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,261.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $694 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 13
Class T	11
Institutional Class	9
$ 33

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2006	2005
From net investment income
Class A	$ 3,373	$ -
Institutional Class	7,100	-
Total	$ 10,473	$ -
From net realized gain
Class A	$ 6,877	$ -
Class T	8,598	-
Class B	1,130	-
Class C	3,506	-
Institutional Class	4,596	-
Total	$ 24,707	$ -

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2006	2005	2006	2005
Class A
Shares sold	56,857	48,615	$ 987,944	$ 747,881
Reinvestment of distributions	510	-	9,102	-
Shares redeemed	(19,382)	(3,868)	(338,857)	(58,730)
Net increase (decrease)	37,985	44,747	$ 658,189	$ 689,151
Class T
Shares sold	49,748	65,661	$ 860,917	$ 990,175
Reinvestment of distributions	464	-	8,157	-
Shares redeemed	(15,864)	(4,899)	(273,911)	(73,812)
Net increase (decrease)	34,348	60,762	$ 595,163	$ 916,363
Class B
Shares sold	8,880	14,492	$ 151,398	$ 215,896
Reinvestment of distributions	56	-	941	-
Shares redeemed	(4,507)	(1,584)	(76,579)	(23,549)
Net increase (decrease)	4,429	12,908	$ 75,760	$ 192,347
Class C
Shares sold	36,136	46,847	$ 616,428	$ 703,988
Reinvestment of distributions	154	-	2,604	-
Shares redeemed	(9,125)	(3,110)	(154,499)	(46,058)
Net increase (decrease)	27,165	43,737	$ 464,533	$ 657,930
Institutional Class
Shares sold	68,189	22,374	$ 1,206,339	$ 349,673
Reinvestment of distributions	432	-	7,867	-
Shares redeemed	(15,120)	(1,206)	(264,200)	(18,435)
Net increase (decrease)	53,501	21,168	$ 950,006	$ 331,238

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor New Insights. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Advisor New Insights. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Advisor New Insights. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

William Danoff (46)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (58)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor New Insights. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor New Insights. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004- present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	36,103,289,956.59	96.804
Withheld	1,191,885,645.88	3.196
TOTAL	37,295,175,602.47	100.000
Albert R. Gamper, Jr.
Affirmative	36,070,229,906.75	96.716
Withheld	1,224,945,695.72	3.284
TOTAL	37,295,175,602.47	100.000
Robert M. Gates
Affirmative	36,011,852,287.79	96.559
Withheld	1,283,323,314.68	3.441
TOTAL	37,295,175,602.47	100.000
George H. Heilmeier
Affirmative	36,031,257,888.05	96.611
Withheld	1,263,917,714.42	3.389
TOTAL	37,295,175,602.47	100.000
Edward C. Johnson 3d
Affirmative	35,897,506,999.21	96.252
Withheld	1,397,668,603.26	3.748
TOTAL	37,295,175,602.47	100.000
Stephen P. Jonas
Affirmative	36,076,190,846.51	96.732
Withheld	1,218,984,755.96	3.268
TOTAL	37,295,175,602.47	100.000
James H. KeyesB
Affirmative	35,985,517,760.49	96.488
Withheld	1,309,657,841.98	3.512
TOTAL	37,295,175,602.47	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	36,069,581,358.09	96.714
Withheld	1,225,594,244.38	3.286
TOTAL	37,295,175,602.47	100.000
Ned C. Lautenbach
Affirmative	36,077,093,527.84	96.734
Withheld	1,218,082,074.63	3.266
TOTAL	37,295,175,602.47	100.000
William O. McCoy
Affirmative	35,929,893,232.88	96.339
Withheld	1,365,282,369.59	3.661
TOTAL	37,295,175,602.47	100.000
Robert L. Reynolds
Affirmative	36,073,028,154.70	96.723
Withheld	1,222,147,447.77	3.277
TOTAL	37,295,175,602.47	100.000
Cornelia M. Small
Affirmative	36,079,203,905.14	96.740
Withheld	1,215,971,697.33	3.260
TOTAL	37,295,175,602.47	100.000
William S. Stavropoulos
Affirmative	36,013,506,452.04	96.563
Withheld	1,281,669,150.43	3.437
TOTAL	37,295,175,602.47	100.000
Kenneth L. Wolfe
Affirmative	36,038,923,182.04	96.632
Withheld	1,256,252,420.43	3.368
TOTAL	37,295,175,602.47	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Standard & Poor's 500SM Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Annual Report

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling 36-month returns of the fund compared to the rolling 36-month returns of the Index over the three years ended October 31, 2006. The Board noted that over the rolling 36-month period ended October 31, 2006, the fund generally outperformed the Index.

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-year period ended December 31, 2005, and had stated that the relative investment performance of the fund was higher than the Index for the one-year period, and the fund's one-year cumulative return was higher than the Index.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been increased by a positive performance adjustment of 5.9 basis points. As a result, the fund's hypothetical management fee would have been 5.9 basis points ($3.5 million) higher if the Amended Contract had been in effect during that period. The Board noted that the fund outperformed the Index over that period.

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the total returns of Class C and Institutional Class of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the period shown. The Board also stated that the relative investment performance of Institutional Class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch. The Board also reviewed the fund's relative investment performance against a customized peer group based on a combination of categories defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class ranked below its competitive median for 2005, and the total expenses of Class T ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-UANN-0207
1.796411.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Contrafund®

Annual Report

December 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® Contrafund®	11.54%	11.52%	11.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® on December 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Contrafund®

U.S. stock markets registered their fourth consecutive year of positive returns in 2006. Among the highlights were the performances of the Dow Jones Industrial AverageSM - a gauge of 30 mega-cap, blue-chip stocks - and the small-cap-oriented Russell 2000® Index, both of which reached new highs. The efforts of the Federal Reserve Board to contain inflation levels also dominated the investment headlines. In all, the Fed hiked short-term interest rates four times, but held rates steady after its June 29 increase, finally pausing after 17 rate hikes over a two-year period. A slowing residential housing market and moderating oil prices - the latter of which hit a record closing high of $77 per barrel in July before falling sharply - also held economic growth in check. For the year overall, the Standard & Poor's 500SM Index was up 15.79%, the Dow advanced 19.05%, the Russell 2000 Index gained 18.37% and the NASDAQ Composite® Index rose 10.39%.

Contrafund returned 11.54%, trailing the S&P 500® index for the 12 months ending December 31, 2006. The fund's growth bias was partially responsible for the shortfall relative to the index, as value stocks outperformed growth stocks for the seventh consecutive year, with the remainder of the shortfall coming mostly from unfavorable stock and sector selection. Several of the fund's health care and energy picks performed poorly, among them biotechnology giant Genentech, health services provider Aetna and Canadian natural gas producer EnCana. Underweighting integrated oil firm Exxon Mobil detracted as well. Underweighting robust segments of the financial services sector, such as securities brokers, together with an overweighting in lackluster parts of the information technology sector, such as semiconductors, also hurt. Chip maker Marvell Technology was another laggard, and a nearly 10% average weighting in cash hurt as well. Good stock selection in the materials and telecommunication services sectors was beneficial to the fund's performance, with notable contributions from such stocks as America Movil, the consumer-oriented Latin American wireless provider and Glamis Gold, a strong-producing mining company that was acquired during the period. Akamai Technologies, a software/services provider that helps improve the efficiency of the Internet, contributed as well. Steering mostly clear of giant chip maker Intel, whose share price declined, also helped.

Note to shareholders: The fund closed to most new accounts at the close of business on April 28, 2006.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Actual	$ 1,000.00	$ 1,073.00	$ 4.75
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.62	$ 4.63

* Expenses are equal to the Fund's annualized expense ratio of .91%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	3.8
Berkshire Hathaway, Inc. Class A	2.7	2.3
Hewlett-Packard Co.	2.4	1.6
Genentech, Inc.	2.3	2.4
Procter & Gamble Co.	2.0	1.6
America Movil SA de CV Series L sponsored ADR	2.0	1.5
Apple Computer, Inc.	1.8	1.1
Wells Fargo & Co.	1.7	1.6
Roche Holding AG (participation certificate)	1.7	1.4
Exxon Mobil Corp.	1.5	0.7
	22.4
Top Five Market Sectors as of December 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	18.1
Information Technology	17.9	17.2
Health Care	10.4	10.0
Consumer Discretionary	9.8	8.0
Consumer Staples	7.3	6.3
Asset Allocation (% of fund's net assets)
As of December 31, 2006 *		As of June 30, 2006 **
	Stocks 92.5%		Stocks 90.4%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 9.5%
* Foreign investments	24.0%	** Foreign investments	26.5%

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.0%
Johnson Controls, Inc.	167,100	$ 14,357
Automobiles - 0.8%
Honda Motor Co. Ltd.	880,000	34,795
Nissan Motor Co. Ltd.	596,000	7,174
Renault SA	335,500	40,306
Toyota Motor Corp.	6,635,200	445,587
		527,862
Distributors - 0.1%
Li & Fung Ltd.	21,885,200	68,090
Hotels, Restaurants & Leisure - 1.9%
Aristocrat Leisure Ltd.	4,104,132	51,513
California Pizza Kitchen, Inc. (a)	766,603	25,536
Carrols Restaurant Group, Inc.	497,500	7,055
Chipotle Mexican Grill, Inc.:
Class A (d)	1,941,200	110,648
Class B (a)	149,772	7,788
International Game Technology	403,200	18,628
Las Vegas Sands Corp. (a)	2,912,320	260,594
Marriott International, Inc. Class A	1,415,900	67,567
McDonald's Corp.	2,665,400	118,157
MGM Mirage, Inc. (a)	431,600	24,752
Panera Bread Co. Class A (a)(e)	2,505,151	140,063
Starbucks Corp. (a)	6,203,707	219,735
Tim Hortons, Inc.	8,103,132	234,667
William Hill PLC	1,825,070	22,591
Wynn Resorts Ltd.	179,722	16,867
		1,326,161
Household Durables - 0.6%
Cyrela Brazil Realty SA	104,200	992
Gafisa SA (a)	290,492	4,226
Garmin Ltd. (d)	4,754,698	264,646
Koninklijke Philips Electronics NV (NY Shares)	1,159,100	43,559
Matsushita Electric Industrial Co. Ltd.	10,800	217
Sharp Corp.	2,340,000	40,294
Snap-On, Inc.	952,200	45,363
		399,297
Internet & Catalog Retail - 0.3%
Gmarket, Inc. sponsored ADR (d)	812,500	19,468
Liberty Media Holding Corp. - Interactive Series A (a)	3,767,431	81,263
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	876,800	$ 38,237
VistaPrint Ltd. (a)	1,586,800	52,539
		191,507
Media - 2.9%
Comcast Corp. Class A (special)	2,256,400	94,498
EchoStar Communications Corp. Class A (a)	3,413,594	129,819
Focus Media Holding Ltd. ADR (a)	411,600	27,326
Grupo Televisa SA de CV (CPO) sponsored ADR	307,000	8,292
Liberty Media Holding Corp. - Capital Series A (a)	256,448	25,127
Live Nation, Inc. (a)	897,947	20,114
McGraw-Hill Companies, Inc.	3,030,266	206,119
News Corp. Class B	10,833,304	241,149
Omnicom Group, Inc.	736,623	77,007
Reuters Group PLC	2,866,000	24,993
The Walt Disney Co.	29,907,206	1,024,920
The Weinstein Co. Holdings, LLC Class A-1 (a)(f)	41,234	41,234
Thomson Corp.	525,700	21,812
Time Warner, Inc.	2,525,700	55,010
		1,997,420
Multiline Retail - 0.8%
Federated Department Stores, Inc.	614,550	23,433
JCPenney Co., Inc.	379,750	29,377
Kohl's Corp. (a)	575,500	39,381
Marks & Spencer Group PLC	25,647,747	360,166
Nordstrom, Inc.	325,900	16,080
Saks, Inc.	1,257,200	22,403
Sears Holdings Corp. (a)	218,200	36,642
Target Corp.	392,500	22,392
		549,874
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	2,382,919	74,371
AutoZone, Inc. (a)	405,800	46,894
CarMax, Inc. (a)	1,129,300	60,564
Circuit City Stores, Inc.	6,892,398	130,818
Dick's Sporting Goods, Inc. (a)	451,700	22,129
Genesco, Inc.	158,900	5,927
Hennes & Mauritz AB (H&M) (B Shares)	196,128	9,913
Inditex SA	961,100	51,782
J. Crew Group, Inc. (e)	3,360,400	129,543
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Limited Brands, Inc.	3,843,100	$ 111,219
Office Depot, Inc. (a)	5,029,620	191,981
Sherwin-Williams Co.	766,000	48,702
Staples, Inc.	3,822,431	102,059
TJX Companies, Inc.	10,880,700	310,318
		1,296,220
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	3,161,994	39,975
Coach, Inc. (a)	1,218,200	52,334
Crocs, Inc. (d)	610,922	26,392
NIKE, Inc. Class B	658,500	65,211
Phillips-Van Heusen Corp.	562,300	28,211
Polo Ralph Lauren Corp. Class A	516,400	40,104
Under Armour, Inc. Class A (sub. vtg.) (a)	611,000	30,825
VF Corp.	432,300	35,483
		318,535
TOTAL CONSUMER DISCRETIONARY		6,689,323
CONSUMER STAPLES - 7.3%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	1,370,500	67,429
Boston Beer Co., Inc. Class A (a)	119,100	4,285
C&C Group PLC	2,678,000	47,552
Diageo PLC sponsored ADR	3,984,200	315,987
Grupo Modelo SA de CV Series C	1,354,700	7,522
InBev SA	234,183	15,440
PepsiCo, Inc.	13,529,973	846,300
The Coca-Cola Co.	12,459,591	601,175
		1,905,690
Food & Staples Retailing - 0.5%
Koninklijke Ahold NV sponsored ADR (a)	3,772,900	39,917
Kroger Co.	1,679,990	38,757
Safeway, Inc.	1,668,697	57,670
Susser Holdings Corp. (e)	942,047	16,957
Tesco PLC	22,737,916	180,137
Walgreen Co.	1,017,800	46,707
		380,145
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 1.2%
Bunge Ltd.	134,400	$ 9,745
Campbell Soup Co.	969,800	37,716
General Mills, Inc.	704,400	40,573
Groupe Danone	1,758,797	266,561
Kellogg Co.	2,748,734	137,602
Nestle SA (Reg.)	437,160	155,290
Ralcorp Holdings, Inc. (a)	367,900	18,722
TreeHouse Foods, Inc. (a)(e)	2,542,827	79,336
Wm. Wrigley Jr. Co.	1,150,350	59,496
		805,041
Household Products - 2.6%
Colgate-Palmolive Co.	6,614,411	431,524
Procter & Gamble Co.	21,636,570	1,390,582
		1,822,106
Personal Products - 0.2%
Avon Products, Inc.	1,154,254	38,137
Bare Escentuals, Inc.	1,199,098	37,256
Herbalife Ltd. (a)	1,330,250	53,423
		128,816
TOTAL CONSUMER STAPLES		5,041,798
ENERGY - 7.0%
Energy Equipment & Services - 1.3%
Schlumberger Ltd. (NY Shares)	12,487,700	788,723
Smith International, Inc.	2,519,379	103,471
		892,194
Oil, Gas & Consumable Fuels - 5.7%
BG Group PLC sponsored ADR	337,100	23,071
Canadian Oil Sands Trust unit	4,954,700	138,570
Chesapeake Energy Corp.	435,900	12,663
Chevron Corp.	294,300	21,640
China Coal Energy Co. Ltd. (H Shares)	5,694,000	3,697
China Petroleum & Chemical Corp. sponsored ADR (d)	449,800	41,669
ConocoPhillips	221,500	15,937
EnCana Corp.	19,631,548	903,455
EOG Resources, Inc.	982,500	61,357
Exxon Mobil Corp.	13,728,900	1,052,046
Imperial Oil Ltd.	2,382,000	87,701
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	3,830,900	$ 194,801
Newfield Exploration Co. (a)	297,500	13,670
Noble Energy, Inc.	4,070,234	199,726
Occidental Petroleum Corp.	692,713	33,825
PetroChina Co. Ltd. sponsored ADR (d)	3,212,400	452,242
Petroleo Brasileiro SA Petrobras sponsored ADR	70,300	7,240
Petroplus Holdings AG	2,218,392	134,674
Repsol YPF SA sponsored ADR	196,800	6,790
Sibir Energy PLC (a)	929,418	7,827
Valero Energy Corp.	8,833,875	451,941
W&T Offshore, Inc.	419,800	12,896
XTO Energy, Inc.	1,347,533	63,401
		3,940,839
TOTAL ENERGY		4,833,033
FINANCIALS - 21.7%
Capital Markets - 1.6%
Bank of New York Co., Inc.	422,300	16,626
Charles Schwab Corp.	12,193,728	235,827
Franklin Resources, Inc.	458,095	50,468
Goldman Sachs Group, Inc.	2,241,100	446,763
Lazard Ltd. Class A	541,698	25,644
Lehman Brothers Holdings, Inc.	542,670	42,393
Mellon Financial Corp.	2,936,918	123,791
Morgan Stanley	842,500	68,605
SEI Investments Co.	1,244,222	74,106
State Street Corp.	154,000	10,386
		1,094,609
Commercial Banks - 5.2%
Allied Irish Banks PLC	9,485,310	288,259
Anglo Irish Bank Corp. PLC	11,620,018	241,003
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	3,939,500	94,784
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,470,100	53,144
Banco Santander Central Hispano SA sponsored ADR	7,467,800	139,349
Bank of Ireland	7,823,313	180,746
BOK Financial Corp.	337,700	18,567
Compass Bancshares, Inc.	1,396,273	83,288
Credicorp Ltd. (NY Shares)	348,500	14,268
HDFC Bank Ltd. sponsored ADR	362,900	27,392
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC sponsored ADR	1,461,741	$ 133,969
M&T Bank Corp.	3,432,700	419,339
National Australia Bank Ltd.	1,835,500	58,461
Royal Bank of Scotland Group PLC	5,471,700	213,582
Shinhan Financial Group Co. Ltd.	603,290	30,813
Standard Chartered PLC (United Kingdom)	2,220,000	64,872
SunTrust Banks, Inc.	756,600	63,895
Toronto-Dominion Bank	824,000	49,270
U.S. Bancorp, Delaware	3,405,288	123,237
Uniao de Bancos Brasileiros SA (Unibanco) GDR	287,300	26,707
United Bankshares, Inc., West Virginia	202,103	7,811
Wachovia Corp.	1,094,217	62,316
Wells Fargo & Co.	33,107,200	1,177,292
		3,572,364
Consumer Finance - 1.3%
American Express Co.	11,959,250	725,568
SLM Corp.	4,191,600	204,424
		929,992
Diversified Financial Services - 3.1%
Bank of America Corp.	15,473,700	826,141
CBOT Holdings, Inc. Class A (a)	685,300	103,802
Chicago Mercantile Exchange Holdings, Inc. Class A	166,426	84,836
Citigroup, Inc.	8,134,800	453,108
IntercontinentalExchange, Inc. (a)	624,710	67,406
International Securities Exchange, Inc. Class A	399,435	18,690
JPMorgan Chase & Co.	7,481,800	361,371
Moody's Corp.	2,730,100	188,541
		2,103,895
Insurance - 9.8%
ACE Ltd.	117,600	7,123
Admiral Group PLC	8,398,722	180,778
Allstate Corp.	9,326,373	607,240
American International Group, Inc.	8,278,126	593,211
Assurant, Inc.	3,444,550	190,311
Axis Capital Holdings Ltd.	2,375,500	79,270
Berkshire Hathaway, Inc. Class A (a)	16,783	1,845,962
Everest Re Group Ltd.	2,290,220	224,693
Genworth Financial, Inc. Class A (non-vtg.)	165,500	5,662
Lincoln National Corp.	3,801,108	252,394
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	6,557,384	$ 271,935
Markel Corp. (a)	78,750	37,808
MetLife, Inc.	11,542,700	681,135
MetLife, Inc. unit	3,634,300	111,137
OneBeacon Insurance Group Ltd.	707,500	19,810
PartnerRe Ltd.	408,800	29,037
Progressive Corp.	2,183,961	52,896
Prudential Financial, Inc.	6,744,100	579,048
Shin Kong Financial Holding Co. Ltd.	6,954,000	7,491
The Chubb Corp.	9,277,400	490,867
The St. Paul Travelers Companies, Inc.	1,597,500	85,770
W.R. Berkley Corp.	5,414,600	186,858
White Mountains Insurance Group Ltd.	162,850	94,360
Willis Group Holdings Ltd.	404,800	16,075
Zenith National Insurance Corp.	901,900	42,308
		6,693,179
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	1,359,094	58,917
Cedar Shopping Centers, Inc.	678,600	10,797
Douglas Emmett, Inc.	1,274,600	33,892
Equity Office Properties Trust	1,334,600	64,288
Equity Residential (SBI)	1,197,139	60,755
iStar Financial, Inc.	692,000	33,091
Public Storage, Inc.	92,400	9,009
Vornado Realty Trust	469,100	56,996
		327,745
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	3,202,180	106,312
Mitsui Fudosan Co. Ltd.	1,417,000	34,577
		140,889
TOTAL FINANCIALS		14,862,673
HEALTH CARE - 10.4%
Biotechnology - 4.1%
Actelion Ltd. (Reg.) (a)	227,195	49,951
Alexion Pharmaceuticals, Inc. (a)	425,100	17,170
Alnylam Pharmaceuticals, Inc. (a)	430,200	9,206
Amylin Pharmaceuticals, Inc. (a)	1,802,973	65,033
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Arena Pharmaceuticals, Inc. (a)(d)(e)	3,389,783	$ 43,762
Biogen Idec, Inc. (a)	694,700	34,172
Celgene Corp. (a)	4,356,456	250,627
Genentech, Inc. (a)	19,229,000	1,560,049
Genmab AS (a)	954,000	64,180
Gilead Sciences, Inc. (a)	6,709,401	435,641
MannKind Corp. (a)(d)	4,769,359	78,647
MannKind Corp. warrants 8/3/10 (a)(f)	304,338	2,383
Medarex, Inc. (a)(e)	7,875,303	116,476
Omrix Biopharmaceuticals, Inc. (a)	609,200	18,434
Tanox, Inc. (a)	1,050,790	20,911
Vertex Pharmaceuticals, Inc. (a)	292,600	10,949
		2,777,591
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	352,500	39,399
Becton, Dickinson & Co.	331,100	23,227
C.R. Bard, Inc.	1,710,640	141,932
DENTSPLY International, Inc.	3,622,974	108,146
Gen-Probe, Inc. (a)	1,759,600	92,150
Immucor, Inc. (a)	549,914	16,074
Inverness Medical Innovations, Inc. (a)	458,700	17,751
Kyphon, Inc. (a)(e)	2,360,322	95,357
Mindray Medical International Ltd. sponsored ADR	652,600	15,610
Nobel Biocare Holding AG (Switzerland)	245,859	72,661
Northstar Neuroscience, Inc.	1,087,888	15,644
NuVasive, Inc. (a)	1,163,663	26,881
ResMed, Inc. (a)	2,782,400	136,950
Sirona Dental Systems, Inc.	1,050,451	40,453
St. Jude Medical, Inc. (a)	913,300	33,390
Stryker Corp.	530,500	29,236
		904,861
Health Care Providers & Services - 0.4%
Healthspring, Inc.	128,116	2,607
HMS Holdings Corp. (a)	774,746	11,737
Humana, Inc. (a)	397,700	21,997
LHC Group, Inc. (a)	618,935	17,646
Nighthawk Radiology Holdings, Inc. (e)	1,727,350	44,047
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc. (a)	3,947,571	$ 140,178
UnitedHealth Group, Inc.	273,515	14,696
VCA Antech, Inc. (a)	357,651	11,513
Visicu, Inc.	100,700	1,128
		265,549
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	307,100	8,289
Cerner Corp. (a)	156,500	7,121
Emdeon Corp. (a)	2,923,390	36,221
IMS Health, Inc.	480,200	13,196
Vital Images, Inc. (a)	268,200	9,333
		74,160
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	1,403,300	55,164
Techne Corp. (a)	99,766	5,532
Waters Corp. (a)	307,500	15,058
		75,754
Pharmaceuticals - 4.4%
AstraZeneca PLC sponsored ADR	3,833,000	205,257
Johnson & Johnson	7,072,300	466,913
Merck & Co., Inc.	15,532,350	677,210
New River Pharmaceuticals, Inc. (a)	633,600	34,664
Novartis AG sponsored ADR	5,159,700	296,373
Roche Holding AG (participation certificate)	6,328,876	1,134,468
Schering-Plough Corp.	7,841,662	185,377
Shire PLC	375,700	7,792
		3,008,054
TOTAL HEALTH CARE		7,105,969
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	3,716,695	342,196
Precision Castparts Corp.	412,800	32,314
Raytheon Co.	464,100	24,504
The Boeing Co.	1,714,174	152,287
United Technologies Corp.	166,600	10,416
		561,717
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (d)	8,522,483	$ 348,484
United Parcel Service, Inc. Class B	147,498	11,059
		359,543
Airlines - 1.1%
AMR Corp. (a)	686,600	20,756
British Airways PLC (a)	4,241,100	43,798
Continental Airlines, Inc. Class B (a)	164,600	6,790
Copa Holdings SA Class A	466,710	21,730
JetBlue Airways Corp. (a)	1,196,800	16,995
Republic Airways Holdings, Inc. (a)	1,598,314	26,820
Ryanair Holdings PLC sponsored ADR (a)	5,657,284	461,069
Southwest Airlines Co.	3,979,532	60,966
TAM SA (PN) sponsored ADR (ltd. vtg.)	545,300	16,364
US Airways Group, Inc. (a)	637,350	34,321
		709,609
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	1,524,787	51,004
Brady Corp. Class A	869,259	32,406
Equifax, Inc.	614,096	24,932
Fuel Tech, Inc. (a)	725,353	17,873
Herman Miller, Inc.	904,557	32,890
Manpower, Inc.	548,800	41,122
Monster Worldwide, Inc. (a)	172,600	8,050
Robert Half International, Inc.	1,632,949	60,615
Stericycle, Inc. (a)	115,800	8,743
Teletech Holdings, Inc. (a)	404,300	9,655
		287,290
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	1,755,316	143,128
Electrical Equipment - 1.1%
ABB Ltd. sponsored ADR	1,349,900	24,271
Cooper Industries Ltd. Class A (e)	5,506,761	497,976
Q-Cells AG (d)	3,177,281	142,912
SolarWorld AG (d)	1,112,300	69,899
Suntech Power Holdings Co. Ltd. sponsored ADR	735,600	25,018
		760,076
Industrial Conglomerates - 0.6%
3M Co.	1,828,192	142,471
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	4,921,820	$ 183,141
Hutchison Whampoa Ltd.	7,131,000	72,472
		398,084
Machinery - 1.9%
AGCO Corp. (a)	230,700	7,138
Cummins, Inc.	268,300	31,708
Danaher Corp.	9,504,709	688,521
Dover Corp.	282,300	13,838
IDEX Corp.	2,137,633	101,345
ITT Corp.	381,300	21,665
PACCAR, Inc.	6,528,902	423,726
Pall Corp.	428,600	14,808
TurboChef Technologies, Inc. (a)	206,222	3,510
Valmont Industries, Inc.	180,005	9,988
		1,316,247
Marine - 0.2%
American Commercial Lines, Inc. (a)(e)	2,162,717	141,680
Road & Rail - 0.4%
Canadian National Railway Co.	4,430,200	190,240
Knight Transportation, Inc.	60,396	1,030
Landstar System, Inc.	1,524,689	58,213
Localiza Rent a Car SA	13,100	394
Swift Transportation Co., Inc. (a)	798,622	20,980
		270,857
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	3,053,000	45,648
TOTAL INDUSTRIALS		4,993,879
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	13,175,000	360,073
F5 Networks, Inc. (a)	475,060	35,254
Nice Systems Ltd. sponsored ADR	751,100	23,119
Nokia Corp. sponsored ADR	4,977,500	101,143
QUALCOMM, Inc.	4,028,003	152,218
Research In Motion Ltd. (a)	441,800	56,453
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc.	395,300	$ 12,136
TomTom Group BV (a)(d)	650,700	28,108
		768,504
Computers & Peripherals - 4.9%
Apple Computer, Inc. (a)	14,758,126	1,252,079
EMC Corp. (a)	556,700	7,348
Hewlett-Packard Co.	40,599,800	1,672,306
NCR Corp. (a)	1,012,900	43,312
Network Appliance, Inc. (a)	7,968,839	313,016
Seagate Technology	552,500	14,641
Sun Microsystems, Inc. (a)	18,844,300	102,136
		3,404,838
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	230,300	8,026
Amphenol Corp. Class A	2,757,930	171,212
Daktronics, Inc.	259,900	9,577
Dolby Laboratories, Inc. Class A (a)	307,500	9,539
FLIR Systems, Inc. (a)	1,575,300	50,142
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,083,285	114,757
IPG Photonics Corp.	109,400	2,626
Mettler-Toledo International, Inc. (a)	1,133,600	89,384
Motech Industries, Inc.	2,337,342	28,836
National Instruments Corp.	294,450	8,021
Sunpower Corp. Class A (a)	49,500	1,840
Trimble Navigation Ltd. (a)	153,500	7,787
		501,747
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)(e)	8,429,214	447,760
Baidu.com, Inc. sponsored ADR (a)	364,025	41,033
DealerTrack Holdings, Inc.	940,688	27,675
Google, Inc. Class A (sub. vtg.) (a)	6,339,258	2,919,104
WebEx Communications, Inc. (a)	90,091	3,143
		3,438,715
IT Services - 1.9%
Alliance Data Systems Corp. (a)	2,246,900	140,364
Cognizant Technology Solutions Corp. Class A (a)	4,322,974	333,561
First Data Corp.	1,749,954	44,659
Infosys Technologies Ltd. sponsored ADR	2,825,300	154,148
Isilon Systems, Inc.	388,300	10,717
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mastercard, Inc. Class A (d)	2,385,500	$ 234,948
Paychex, Inc.	1,516,821	59,975
SRA International, Inc. Class A (a)	3,726,200	99,639
The Western Union Co.	3,877,554	86,935
VeriFone Holdings, Inc. (a)	3,313,165	117,286
		1,282,232
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (NY Shares) (a)	3,377,800	83,195
Broadcom Corp. Class A (a)	2,824,874	91,272
Hittite Microwave Corp. (a)	742,709	24,004
Intel Corp.	4,275,900	86,587
Lam Research Corp. (a)	3,765,986	190,634
Marvell Technology Group Ltd. (a)	23,937,920	459,369
MathStar, Inc. (a)(d)	304,900	1,320
NVIDIA Corp. (a)	797,000	29,497
Renewable Energy Corp. AS (d)	5,473,975	100,086
Samsung Electronics Co. Ltd.	653,075	430,468
		1,496,432
Software - 2.1%
Activision, Inc. (a)	3,002,051	51,755
Adobe Systems, Inc. (a)	8,207,608	337,497
Amdocs Ltd. (a)	676,400	26,211
Autonomy Corp. PLC (a)	768,789	7,702
BEA Systems, Inc. (a)	3,326,800	41,851
BMC Software, Inc. (a)	3,114,850	100,298
Intuit, Inc. (a)	11,977,708	365,440
Nintendo Co. Ltd.	301,500	78,256
Opsware, Inc. (a)(e)	6,189,520	54,592
Oracle Corp. (a)	12,898,100	221,073
Quality Systems, Inc.	22,519	839
Salesforce.com, Inc. (a)	1,000,624	36,473
SAP AG sponsored ADR	1,176,500	62,472
The9 Ltd. sponsored ADR (a)(d)	268,682	8,657
THQ, Inc. (a)	826,800	26,888
		1,420,004
TOTAL INFORMATION TECHNOLOGY		12,312,472
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 4.5%
Chemicals - 1.7%
Albemarle Corp.	154,000	$ 11,057
Bayer AG	4,899,232	261,423
Ecolab, Inc.	6,343,229	286,714
Hercules, Inc. (a)	461,600	8,913
Lonza Group AG	92,850	8,021
Monsanto Co.	3,481,034	182,859
Praxair, Inc.	6,292,272	373,320
Rohm & Haas Co.	435,400	22,258
Wacker Chemie AG	113,000	14,706
		1,169,271
Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	1,259,900	51,963
Allegheny Technologies, Inc.	158,619	14,384
Anglo American PLC ADR	6,491,204	158,450
Bema Gold Corp. (a)	22,657,700	118,535
BHP Billiton Ltd. sponsored ADR	2,363,430	93,946
Eldorado Gold Corp. (a)	9,022,400	48,826
First Quantum Minerals Ltd.	243,700	13,115
Freeport-McMoRan Copper & Gold, Inc. Class B	110,700	6,169
Gabriel Resources Ltd. (a)	6,153,000	26,702
Goldcorp, Inc.	22,204,923	630,536
Impala Platinum Holdings Ltd.	315,200	8,278
Ivanhoe Mines Ltd. (a)	6,203,800	61,187
Lihir Gold Ltd. (a)	25,700,481	63,298
Meridian Gold, Inc. (a)	1,520,800	42,298
Mittal Steel Co. NV Class A (NY Shares)	535,900	22,604
Newmont Mining Corp.	5,664,149	255,736
Nucor Corp.	1,408,350	76,980
Phelps Dodge Corp.	215,600	25,812
POSCO sponsored ADR (d)	1,152,000	95,236
Rio Tinto PLC (Reg.)	1,122,726	59,642
Shore Gold, Inc. (a)	513,600	2,709
US Gold Corp. (a)	2,083,500	10,522
US Gold Corp. warrants 2/22/11 (a)(f)	1,041,750	2,065
		1,888,993
TOTAL MATERIALS		3,058,264
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	21,289,756	$ 761,109
BellSouth Corp.	5,132,934	241,813
BT Group PLC sponsored ADR	429,800	25,741
Cbeyond, Inc. (a)	727,900	22,266
Qwest Communications International, Inc. (a)	19,712,994	164,998
Telefonica SA sponsored ADR	117,300	7,478
Telenor ASA sponsored ADR	1,147,200	64,736
		1,288,141
Wireless Telecommunication Services - 3.3%
America Movil SA de CV Series L sponsored ADR	30,635,600	1,385,342
American Tower Corp. Class A (a)	813,994	30,346
Bharti Airtel Ltd. (a)	3,149,063	46,392
China Mobile (Hong Kong) Ltd. sponsored ADR	2,474,500	106,948
Hutchison Telecommunications International Ltd. sponsored ADR (a)	1,250,200	47,908
Leap Wireless International, Inc. (a)	95,677	5,690
NII Holdings, Inc. (a)(e)	9,747,253	628,113
Rogers Communications, Inc. Class B (non-vtg.)	1,419,800	42,253
		2,292,992
TOTAL TELECOMMUNICATION SERVICES		3,581,133
UTILITIES - 1.4%
Electric Utilities - 0.5%
Entergy Corp.	1,213,100	111,993
Exelon Corp.	2,630,300	162,789
FirstEnergy Corp.	1,678,200	101,195
		375,977
Gas Utilities - 0.2%
Energen Corp.	81,100	3,807
ONEOK, Inc.	466,400	20,111
Questar Corp.	84,500	7,018
Southern Union Co.	2,854,630	79,787
		110,723
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	10,132,500	223,320
Constellation Energy Group, Inc.	1,116,300	76,880
International Power PLC	10,235,800	76,531
Mirant Corp. (a)	311,000	9,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.	128,500	$ 7,197
TXU Corp.	569,823	30,890
		424,636
Multi-Utilities - 0.1%
PG&E Corp.	465,749	22,044
Sempra Energy	522,400	29,275
		51,319
TOTAL UTILITIES		962,655
TOTAL COMMON STOCKS (Cost $46,552,467)		63,441,199
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 5.37% (b)	5,003,116,982	5,003,117
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	492,488,971	492,489
TOTAL MONEY MARKET FUNDS (Cost $5,495,606)		5,495,606
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $7,155)	$ 7,159	7,155
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $52,055,228)		68,943,960
NET OTHER ASSETS - (0.5)%		(367,688)
NET ASSETS - 100%		$ 68,576,272
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,682,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
US Gold Corp. warrants 2/22/11	2/8/06	$ 512
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,155,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 2,045
Banc of America Securities LLC	463
Citigroup Global Markets, Inc.	4,647
$ 7,155
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 311,958
Fidelity Securities Lending Cash Central Fund	8,304
Total	$ 320,262
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akamai Technologies, Inc.	$ 116,391	$ 174,805	$ 30,958	$ -	$ 447,760
Altiris, Inc.	44,317	-	49,043	-	-
American Commercial Lines, Inc.	6,852	122,668	13,709	-	141,680
Anadys Pharmaceuticals, Inc.	14,939	588	8,779	-	-
Arena Pharmaceuticals, Inc.	34,354	14,842	-	-	43,762
Aspreva Pharmaceuticals Corp.	-	62,450	43,407	-	-
Bema Gold Corp.	45,577	37,840	8,365	-	-
Blackrock Ventures, Inc.	89,853	3,878	202,622	-	-
C.H. Robinson Worldwide, Inc.	342,379	71,204	99,808	5,262	-
Cooper Industries Ltd. Class A	241,966	188,478	-	-	497,976
DENTSPLY International, Inc.	223,556	-	137,280	747	-
Eagle Materials, Inc.	65,585	25,706	95,004	191	-
Everest Re Group Ltd.	372,110	17,861	143,648	1,680	-
Foxhollow Technologies, Inc.	52,386	7,208	58,230	-	-
Glamis Gold Ltd.	263,267	72,523	244,181	-	-
IDEX Corp.	60,530	58,582	27,316	1,319	-
Intuitive Surgical, Inc.	277,909	31,445	281,578	-	-
iVillage, Inc.	31,794	-	33,697	-	-
J. Crew Group, Inc.	-	93,045	-	-	129,543
Kyphon, Inc.	101,181	58,438	52,714	-	95,357
Mariner Energy, Inc.	32,788	-	35,643	-	-
Marvell Technology Group Ltd.	1,097,866	27,408	336,070	-	-
Medarex, Inc.	33,448	72,282	-	-	116,476
Merge Technologies, Inc.	35,964	-	24,868	-	-
New Gold, Inc.	5,009	5,401	9,796	-	-
Nighthawk Radiology Holdings, Inc.	-	34,980	-	-	44,047
NII Holdings, Inc.	391,001	99,368	57,892	-	628,113
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Opsware, Inc.	$ -	$ 57,021	$ -	$ -	$ 54,592
Panera Bread Co. Class A	191,119	-	22,663	-	140,063
Patterson Companies, Inc.	353,807	-	220,405	-	-
Republic Airways Holdings, Inc.	34,351	10,894	18,313	-	-
Resources Connection, Inc.	69,522	-	69,084	-	-
Seattle Genetics, Inc.	11,693	-	12,469	-	-
Susser Holdings Corp.	-	16,955	-	-	16,957
TreeHouse Foods, Inc.	18,576	41,354	-	-	79,336
Ultralife Batteries, Inc.	12,819	-	10,651	-	-
VeriFone Holdings, Inc.	59,910	48,513	27,333	-	-
WebSideStory, Inc.	15,418	6,872	12,801	-	-
Wet Seal, Inc. Class A	18,089	3,476	21,401	-	-
Total	$ 4,766,326	$ 1,580,279	$ 2,411,585	$ 9,199	$ 2,435,662
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.0%
Canada	3.8%
United Kingdom	3.1%
Switzerland	2.8%
Bermuda	2.0%
Mexico	2.0%
Ireland	1.9%
Netherlands Antilles	1.1%
China	1.0%
Others (individually less than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2006

Assets
Investment in securities, at value (including securities loaned of $477,028 and repurchase agreements of $7,155) - See accompanying schedule: Unaffiliated issuers (cost $44,964,399)	$ 61,012,692
Fidelity Central Funds (cost $5,495,606)	5,495,606
Other affiliated issuers (cost $1,595,223)	2,435,662
Total Investments (cost $52,055,228)		$ 68,943,960
Cash		209
Foreign currency held at value (cost $17)		18
Receivable for investments sold		135,995
Receivable for fund shares sold		81,512
Dividends receivable		75,621
Interest receivable		22,268
Prepaid expenses		325
Other receivables		6,080
Total assets		69,265,988

Liabilities
Payable for investments purchased	$ 53,673
Payable for fund shares redeemed	79,377
Distributions payable	10,291
Accrued management fee	40,963
Other affiliated payables	11,084
Other payables and accrued expenses	1,839
Collateral on securities loaned, at value	492,489
Total liabilities		689,716

Net Assets		$ 68,576,272
Net Assets consist of:
Paid in capital		$ 50,493,836
Undistributed net investment income		14,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,179,499
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,888,605
Net Assets, for 1,051,693 shares outstanding		$ 68,576,272
Net Asset Value, offering price and redemption price per share ($68,576,272 ÷ 1,051,693 shares)		$ 65.21

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2006
Investment Income
Dividends (including $9,199 earned from other affiliated issuers)		$ 657,616
Interest		2,238
Income from Fidelity Central Funds		320,262
Total income		980,116

Expenses
Management fee Basic fee	$ 368,662
Performance adjustment	92,677
Transfer agent fees	113,600
Accounting and security lending fees	2,682
Custodian fees and expenses	4,495
Independent trustees' compensation	240
Appreciation in deferred trustee compensation account	44
Registration fees	1,326
Audit	415
Legal	1,181
Interest	1
Miscellaneous	2,069
Total expenses before reductions	587,392
Expense reductions	(8,563)	578,829
Net investment income (loss)		401,287
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $280)	5,734,262
Other affiliated issuers	576,592
Foreign currency transactions	(996)
Total net realized gain (loss)		6,309,858
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $14)	323,608
Assets and liabilities in foreign currencies	181
Total change in net unrealized appreciation (depreciation)		323,789
Net gain (loss)		6,633,647
Net increase (decrease) in net assets resulting from operations		$ 7,034,934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2006	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401,287	$ 232,458
Net realized gain (loss)	6,309,858	3,808,762
Change in net unrealized appreciation (depreciation)	323,789	3,905,671
Net increase (decrease) in net assets resulting from operations	7,034,934	7,946,891
Distributions to shareholders from net investment income	(378,165)	(209,102)
Distributions to shareholders from net realized gain	(6,270,983)	(880,727)
Total distributions	(6,649,148)	(1,089,829)
Share transactions Proceeds from sales of shares	12,219,016	14,203,241
Reinvestment of distributions	6,514,186	1,065,991
Cost of shares redeemed	(10,685,444)	(6,460,467)
Net increase (decrease) in net assets resulting from share transactions	8,047,758	8,808,765
Total increase (decrease) in net assets	8,433,544	15,665,827

Net Assets
Beginning of period	60,142,728	44,476,901
End of period (including undistributed net investment income of $14,332 and undistributed net investment income of $14,566, respectively)	$ 68,576,272	$ 60,142,728
Other Information Shares
Sold	183,232	236,315
Issued in reinvestment of distributions	100,360	16,305
Redeemed	(160,606)	(107,831)
Net increase (decrease)	122,986	144,789

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 64.76	$ 56.74	$ 49.35	$ 38.60	$ 42.77
Income from Investment Operations
Net investment income (loss) C	.41	.27	.04	- G	.06
Net realized and unrealized gain (loss)	6.92	8.95	7.40	10.79	(4.18)
Total from investment operations	7.33	9.22	7.44	10.79	(4.12)
Distributions from net investment income	(.39)	(.23)	(.05)	(.04)	(.05)
Distributions from net realized gain	(6.49)	(.97)	-	-	-
Total distributions	(6.88)	(1.20)	(.05)	(.04)	(.05)
Net asset value, end of period	$ 65.21	$ 64.76	$ 56.74	$ 49.35	$ 38.60
Total Return A, B	11.54%	16.23%	15.07%	27.95%	(9.63)%
Ratios to Average Net Assets D, F
Expenses before reductions	.90%	.91%	.94%	1.00%	1.03%
Expenses net of fee waivers, if any	.90%	.91%	.94%	1.00%	1.03%
Expenses net of all reductions	.89%	.88%	.92%	.98%	.99%
Net investment income (loss)	.62%	.46%	.08%	.01%	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 68,576	$ 60,143	$ 44,477	$ 35,933	$ 27,586
Portfolio turnover rate E	76%	60%	64%	67%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,088,404
Unrealized depreciation	(314,615)
Net unrealized appreciation (depreciation)	16,773,789
Undistributed ordinary income	8,163
Undistributed long-term capital gain	684,813

Cost for federal income tax purposes	$ 52,170,171

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2006	December 31, 2005
Ordinary Income	$ 473,416	$ 217,056
Long-term Capital Gains	6,175,732	872,773
Total	$ 6,649,148	$ 1,089,829

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $47,532,780 and $44,944,886, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $213 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,304.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,924. The weighted average interest rate was 5.00%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,147 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses, During the period, these credits reduced the Fund's custody and transfer agent expenses by $110 and $2,337, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced

Annual Report

9. Other - continued

diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's statement of additional information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Trustee of Contrafund. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Contrafund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Contrafund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Contrafund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (53)

Year of Election or Appointment: 2005

Vice President of Contrafund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

William Danoff (46)

Year of Election or Appointment: 1990

Vice President of Contrafund. Mr. Danoff serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff worked as a research analyst and portfolio manager. Mr. Danoff also serves as Senior Vice President of FMR (1997) and FMR Co., Inc. (2001).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Contrafund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Contrafund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Contrafund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Contrafund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of Fidelity Contrafund voted to pay on February 5, 2007, to shareholders of record at the opening of business on February 2, 2007, a distribution of $.67 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2006, $6,323,932,974, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 47% and 100% of the dividends distributed in Febuary 2006 and December 2006, respectively as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% and 100% of the dividends distributed in February 2006 and December 2006, respectively as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	36,103,289,956.59	96.804
Withheld	1,191,885,645.88	3.196
TOTAL	37,295,175,602.47	100.000
Albert R. Gamper, Jr.
Affirmative	36,070,229,906.75	96.716
Withheld	1,224,945,695.72	3.284
TOTAL	37,295,175,602.47	100.000
Robert M. Gates
Affirmative	36,011,852,287.79	96.559
Withheld	1,283,323,314.68	3.441
TOTAL	37,295,175,602.47	100.000
George H. Heilmeier
Affirmative	36,031,257,888.05	96.611
Withheld	1,263,917,714.42	3.389
TOTAL	37,295,175,602.47	100.000
Edward C. Johnson 3d
Affirmative	35,897,506,999.21	96.252
Withheld	1,397,668,603.26	3.748
TOTAL	37,295,175,602.47	100.000
Stephen P. Jonas
Affirmative	36,076,190,846.51	96.732
Withheld	1,218,984,755.96	3.268
TOTAL	37,295,175,602.47	100.000
James H. KeyesB
Affirmative	35,985,517,760.49	96.488
Withheld	1,309,657,841.98	3.512
TOTAL	37,295,175,602.47	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	36,069,581,358.09	96.714
Withheld	1,225,594,244.38	3.286
TOTAL	37,295,175,602.47	100.000
Ned C. Lautenbach
Affirmative	36,077,093,527.84	96.734
Withheld	1,218,082,074.63	3.266
TOTAL	37,295,175,602.47	100.000
William O. McCoy
Affirmative	35,929,893,232.88	96.339
Withheld	1,365,282,369.59	3.661
TOTAL	37,295,175,602.47	100.000
Robert L. Reynolds
Affirmative	36,073,028,154.70	96.723
Withheld	1,222,147,447.77	3.277
TOTAL	37,295,175,602.47	100.000
Cornelia M. Small
Affirmative	36,079,203,905.14	96.740
Withheld	1,215,971,697.33	3.260
TOTAL	37,295,175,602.47	100.000
William S. Stavropoulos
Affirmative	36,013,506,452.04	96.563
Withheld	1,281,669,150.43	3.437
TOTAL	37,295,175,602.47	100.000
Kenneth L. Wolfe
Affirmative	36,038,923,182.04	96.632
Withheld	1,256,252,420.43	3.368
TOTAL	37,295,175,602.47	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Contrafund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's relative investment performance against a customized peer group based on a combination of categories defined by Morningstar.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Contrafund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for rolling 36-month periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CON-UANN-0207
1.787729.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, December 31, 2006, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor New Insights Fund and Fidelity Contrafund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor New Insights Fund	$62,000	$45,000
Fidelity Contrafund	$278,000	$251,000
All funds in the Fidelity Group of Funds audited by PwC	$13,900,000	$12,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor New Insights Fund	$0	$0
Fidelity Contrafund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor New Insights Fund	$2,600	$2,400
Fidelity Contrafund	$3,600	$3,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor New Insights Fund	$5,200	$2,700
Fidelity Contrafund	$47,000	$42,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$125,000	$190,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate fees billed by PwC of $1,375,000A and $1,340,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$185,000	$250,000
Non-Covered Services	$1,190,000	$1,090,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 14, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 14, 2007